UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

AIG U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 64.0%
Federal Farm Credit Bank — 6.2%
Federal Farm Credit Bank FRS 1.71% (1 ML+0.16%) due 03/26/2018	$9,435,000	$9,440,917

Federal Home Loan Bank — 16.6%
1.38% due 03/09/2018	5,460,000	5,460,393
1.38% due 08/15/2019(2)	2,250,000	2,243,718
1.69% due 02/26/2021	480,000	469,614
2.14% due 12/05/2022	372,093	366,754
4.50% due 09/13/2019	1,490,000	1,553,392
Federal Home Loan Bank FRS 1.52% (1 ML+0.03%) due 05/17/2018	15,000,000	15,009,095

		25,102,966

Federal Home Loan Mtg. Corp. — 7.3%
3.50% due 08/01/2030	3,068,463	3,176,479
3.50% due 12/01/2044	4,416,570	4,557,683
4.00% due 04/01/2034	1,474,233	1,556,847
Federal Home Loan Mtg. Corp. REMIC
Series 3747, Class WA 3.50% due 10/15/2030(1)	1,692,785	1,738,508

		11,029,517

Federal National Mtg. Assoc. — 5.5%
1.00% due 03/28/2018	5,000,000	4,995,360
2.50% due 11/01/2027	3,328,689	3,345,365

		8,340,725

Government National Mtg. Assoc. — 28.4%
3.50% due 03/15/2042	322,066	334,014
3.50% due 06/15/2042	1,653,833	1,715,192
3.50% due 07/15/2042	548,477	568,800
3.50% due 02/20/2045	945,744	979,175
4.00% due 03/15/2039	175,722	183,569
4.00% due 04/15/2039	120,962	126,958
4.00% due 06/15/2039	443,349	462,952
4.00% due 12/15/2039	251,401	262,612
4.00% due 08/15/2040	198,223	207,474
4.00% due 09/15/2040	194,186	203,003
4.00% due 11/15/2040	330,332	345,296
4.00% due 12/15/2040	696,782	729,965
4.00% due 02/15/2041	128,016	134,227
4.00% due 03/15/2041	179,270	188,107
4.00% due 07/15/2041	339,980	356,008
4.00% due 08/15/2041	400,155	419,538
4.00% due 09/15/2041	1,229,097	1,288,052
4.00% due 10/15/2041	528,905	554,986
4.00% due 11/15/2041	1,169,483	1,226,512
4.00% due 12/15/2041	721,329	756,204
4.00% due 01/15/2042	1,795,107	1,881,813
4.00% due 02/15/2042	658,156	689,998
4.00% due 03/15/2042	201,237	210,630
4.00% due 06/15/2042	173,872	181,685
4.50% due 05/15/2018	9,306	9,327
4.50% due 08/15/2018	13,884	13,919
4.50% due 09/15/2018	71,981	72,466
4.50% due 10/15/2018	100,139	100,830
4.50% due 09/15/2033	295,785	313,428
4.50% due 03/15/2039	87,631	92,311
4.50% due 04/15/2039	63,876	67,473
4.50% due 05/15/2039	262,032	276,748
4.50% due 06/15/2039	1,288,154	1,360,734
4.50% due 07/15/2039	582,173	613,961
4.50% due 09/15/2039	167,788	177,040
4.50% due 11/15/2039	126,825	134,071
4.50% due 12/15/2039	480,984	507,900
4.50% due 01/15/2040	136,980	144,748
4.50% due 02/15/2040	1,002,043	1,058,875
4.50% due 03/15/2040	565,715	597,218
4.50% due 04/15/2040	230,196	243,548
4.50% due 05/15/2040	128,263	135,799
4.50% due 06/15/2040	255,011	269,959
4.50% due 07/15/2040	378,433	400,913
4.50% due 08/15/2040	135,172	142,852
4.50% due 01/15/2041	163,522	173,216
4.50% due 02/15/2041	156,591	164,873
4.50% due 03/15/2041	1,231,590	1,303,967
4.50% due 04/15/2041	489,776	517,873
4.50% due 05/15/2041	136,439	145,292
4.50% due 06/15/2041	312,566	330,022
4.50% due 07/15/2041	160,267	168,737
4.50% due 08/15/2041	142,440	149,949
4.50% due 04/20/2044	698,540	738,323
5.00% due 04/15/2018	36,165	36,335
5.00% due 08/15/2033	375,190	406,978
5.00% due 10/15/2033	631,011	683,622
5.00% due 05/15/2035	80,532	86,606
5.00% due 08/15/2035	335,208	363,486
5.00% due 03/15/2036	167,995	181,080
5.00% due 05/15/2036	81,286	88,141
5.00% due 09/15/2036	213,120	230,410
5.00% due 01/15/2037	160,573	173,038
5.00% due 02/15/2037	283,075	304,582
5.00% due 03/15/2037	47,107	51,117
5.00% due 04/15/2037	337,095	364,808
5.00% due 04/15/2038	404,415	435,907
5.00% due 05/15/2038	210,898	228,796
5.00% due 08/15/2038	501,458	540,001
5.00% due 01/15/2039	197,523	214,280
5.00% due 02/15/2039	100,001	108,203
5.00% due 03/15/2039	112,806	122,463
5.00% due 04/15/2039	98,144	105,706
5.00% due 07/20/2039	953,198	1,040,047
5.00% due 08/15/2039	280,445	304,116
5.00% due 09/20/2039	3,110,106	3,381,009
5.00% due 10/15/2039	621,944	673,190
5.00% due 11/15/2039	518,800	561,257
5.00% due 12/15/2039	469,709	509,410
5.00% due 04/15/2040	499,697	539,967
5.00% due 05/15/2040	942,116	1,018,956
5.00% due 07/20/2045	404,936	432,236
5.50% due 06/15/2033	640,710	710,876
5.50% due 07/15/2033	100,325	111,401

5.50% due 10/15/2033	154,434	171,324
5.50% due 01/15/2034	464,519	515,656
5.50% due 02/15/2034	248,530	273,951
5.50% due 04/20/2035	442,988	491,232
5.50% due 09/15/2035	378,209	427,349
5.50% due 10/15/2035	304,310	337,637
5.50% due 02/15/2038	135,478	148,590
5.50% due 04/15/2038	80,558	88,354
5.50% due 05/15/2038	99,100	108,706
5.50% due 09/15/2039	71,684	78,771
5.50% due 03/15/2040	128,269	142,099
6.00% due 04/15/2028	137,727	155,126
6.00% due 08/15/2033	242,652	274,033
6.00% due 12/15/2033	90,086	101,391
6.00% due 07/15/2034	55,158	61,667
6.00% due 12/15/2034	38,068	42,561
6.00% due 09/20/2038	987,597	1,102,991
6.50% due 10/15/2031	53,859	59,752

		43,022,356

Total U.S. Government Agencies (cost $96,998,984)		96,936,481

U.S. GOVERNMENT TREASURIES — 34.8%
United States Treasury Bonds — 10.9%
2.50% due 02/15/2045	1,000,000	953,321
4.25% due 11/15/2040	8,000,000	10,160,000
4.75% due 02/15/2041	4,000,000	5,429,531

		16,542,852

United States Treasury Notes — 23.9%
1.38% due 05/31/2021	28,000,000	27,370,000
2.00% due 02/15/2025	5,000,000	4,887,695
2.00% due 08/15/2025	3,000,000	2,924,649
3.13% due 05/15/2019	1,000,000	1,017,109

		36,199,453

Total U.S. Government Treasuries (cost $48,992,662)		52,742,305

Total Long-Term Investment Securities (cost $145,991,646)		149,678,786

REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 12/29/2017, to be repurchased 01/02/2018 in the amount $1,508,034, collateralized by $1,465,000 of United States Treasury Notes, bearing interest at 0.13%, due 04/15/2020 and having an approximate value of $1,538,372 (cost $1,508,000)	1,508,000	1,508,000

TOTAL INVESTMENTS (cost $147,499,646)	99.8%	151,186,786
Other assets less liabilities	0.2	256,455

NET ASSETS	100.0%	$151,443,241

(1)	Collateralized Mortgage Obligation

(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2017.

REMIC — Real Estate Mortgage Investment Conduit

FRS — Floating Rate Security

The rates on FRS are the current interest rates at December 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML – 1 Month USD LIBOR

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$—	$96,936,481	$—	$96,936,481
U.S. Government Treasuries	—	52,742,305	—	52,742,305
Repurchase Agreements	—	1,508,000	—	1,508,000

Total Investments at Value	$—	$151,186,786	$—	$151,186,786

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (unaudited)

Security Description	Principal Amount/ Shares**	Value (Note 1)
ASSET BACKED SECURITIES — 3.8%
Diversified Financial Services — 3.8%
American Express Credit Account Master Trust Series 2017-3, Class A 1.77% due 11/15/2022	$1,000,000	$991,396
American Express Credit Account Master Trust FRS Series 2014-1, Class A 1.85% (1 ML+0.37%) due 12/15/2021	49,000	49,181
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	450,000	448,771
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	500,000	493,792
CarMax Auto Owner Trust Series 2016-3, Class A4 1.60% due 01/18/2022	150,000	147,560
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	200,000	198,081
Chase Issuance Trust Series 2015-A4, Class A4 1.84% due 04/15/2022	1,500,000	1,488,781
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(1)(2)	382,972	387,252
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	1,081,000	1,074,257
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	78,000	79,401
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031*(3)	163,000	159,898
COMM Mtg. Trust Series 2016-787S, Class A 3.55% due 02/10/2036*(3)	329,000	336,011
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(2)(3)	132,000	135,314
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	117,000	116,912
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	81,000	81,020
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	50,000	50,191
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(3)	102,000	103,097
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	104,000	103,234
Hudson Yards Mtg. Trust Series 2016-10HY, Class A 2.84% due 08/10/2038*(3)	1,000,000	976,372
Hyundai Auto Receivables Trust Series 2017-B, ClassA3 1.77% due 01/18/2022	1,000,000	992,179
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A2 2.66% due 06/15/2049(3)	990,000	992,362
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(3)	185,000	181,895
Nissan Auto Receivables Owner Trust Series 2017-B, ClassA4 1.95% due 10/16/2023	1,600,000	1,586,408
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	1,600,000	1,590,532
Toyota Auto Receivables Series 2016-C, ClassA3 1.14% due 08/17/2020	1,500,000	1,489,885

Total Asset Backed Securities (cost $14,424,006)		14,253,782

U.S. CORPORATE BONDS & NOTES — 38.4%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	133,000	139,498

Aerospace/Defense-Equipment — 0.4%
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	628,000	649,980
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	765,000	751,613
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	152,000	150,502

		1,552,095

Agricultural Chemicals — 0.1%
Mosaic Co. Senior Notes 3.25% due 11/15/2022	108,000	107,055
Mosaic Co. Senior Notes 4.05% due 11/15/2027	148,000	148,388
Mosaic Co. Senior Notes 4.88% due 11/15/2041	64,000	63,651

		319,094

Airlines — 0.3%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2019(4)	24,546	24,634

Atlas Air, Inc. Pass-Through Certs. Series 2000-1, Class B 9.06% due 01/02/2018(4)	7,269	7,335
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	608,363	625,763
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	398,899	417,846

		1,075,578

Applications Software — 0.0%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	117,000	130,631

Auto-Cars/Light Trucks — 0.6%
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	28,000	27,613
American Honda Finance Corp. Senior Notes 2.00% due 11/13/2019	147,000	146,497
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	78,000	76,305
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	162,000	161,635
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	277,000	276,791
Ford Motor Credit Co. LLC Senior Notes 2.34% due 11/02/2020	482,000	477,426
Ford Motor Credit Co. LLC Senior Notes 3.82% due 11/02/2027	397,000	397,104
Nissan Motor Acceptance Corp. Senior Notes 2.15% due 09/28/2020*	337,000	334,214
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	252,000	249,910

		2,147,495

Auto-Heavy Duty Trucks — 0.5%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,063,000	1,102,862
Navistar International Corp. Senior Notes 6.63% due 11/01/2025*	700,000	730,366
PACCAR Financial Corp. Senior Notes 2.05% due 11/13/2020	105,000	104,201

		1,937,429

Auto/Truck Parts & Equipment-Original — 0.2%
Lear Corp. Senior Notes 3.80% due 09/15/2027	78,000	78,067
Titan International, Inc. Senior Sec. Notes 6.50% due 11/30/2023*	655,000	666,463

		744,530

Banks-Commercial — 0.8%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	678,000	720,820
BB&T Corp Senior Notes 2.15% due 02/01/2021	146,000	144,619
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	460,000	469,743
PNC Bank NA Senior Notes 2.00% due 05/19/2020	250,000	247,964
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	233,000	232,267
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	645,000	901,592
Santander Holdings USA, Inc. Senior Notes 3.40% due 01/18/2023*	146,000	145,431
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	210,000	212,527
Synovus Financial Corp. Senior Notes 3.13% due 11/01/2022	108,000	107,104

		3,182,067

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	105,000	104,944
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	575,000	596,310

		701,254

Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	148,000	152,266
Citibank NA Senior Notes 2.13% due 10/20/2020	325,000	321,895

Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	805,000	811,041
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	27,000	28,475
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	278,000	310,704
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	35,000	39,612

		1,663,993

Batteries/Battery Systems — 0.3%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	896,000	936,320

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	337,000	338,691
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	230,000	257,174
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	170,000	197,028

		792,893

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	450,000	456,750
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	79,000	81,851

		538,601

Building & Construction Products-Misc. — 0.2%
Owens Corning Company Guar. Notes 4.30% due 07/15/2047	300,000	295,393
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	479,000	489,778

		785,171

Building & Construction-Misc. — 0.3%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	1,089,000	1,083,555

Building Products-Air & Heating — 0.0%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	102,000	100,718

Building Products-Wood — 0.3%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	855,000	902,025
Masco Corp. Senior Notes 4.45% due 04/01/2025	252,000	267,196
Masco Corp. Senior Notes 4.50% due 05/15/2047	110,000	111,925

		1,281,146

Building-Heavy Construction — 0.3%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	915,000	983,625

Building-Residential/Commercial — 0.2%
Lennar Corp. Company Guar. Notes 4.13% due 01/15/2022	65,000	66,300
Lennar Corp. Company Guar. Notes 4.50% due 04/30/2024	558,000	572,117
Meritage Homes Corp. Company Guar. Notes 5.13% due 06/06/2027	163,000	165,853

		804,270

Cable/Satellite TV — 1.1%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	703,000	736,393
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	980,000	953,050
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	178,000	170,561
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	58,000	59,470
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	138,000	161,132
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	905,000	923,100
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	335,000	316,575

DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026		714,000	750,593

			4,070,874

Cellular Telecom — 0.9%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021		461,000	488,084
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		2,557,000	2,723,205
United States Cellular Corp. Senior Notes 6.70% due 12/15/2033		123,000	128,317

			3,339,606

Chemicals-Diversified — 0.0%
Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047		80,000	83,082

Chemicals-Specialty — 0.1%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		133,000	179,289

Circuit Boards — 0.2%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*		820,000	840,500

Coal — 0.3%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*		900,000	940,500

Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 3.75% due 03/15/2027		68,000	68,808
RPM International, Inc. Senior Notes 4.25% due 01/15/2048		66,000	65,615
Sherwin-Williams Co. Senior Notes 2.25% due 05/15/2020		61,000	60,796
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022		124,000	123,519

			318,738

Commercial Services — 0.2%
Ecolab, Inc. Senior Notes 1.00% due 01/15/2024	EUR	250,000	302,554
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022		222,000	219,517
Ecolab, Inc. Senior Notes 3.95% due 12/01/2047*		75,000	76,666

			598,737

Commercial Services-Finance — 0.0%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020		94,000	94,242

Computer Services — 0.5%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*		595,000	617,878
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*		975,000	989,625
IBM Credit LLC Senior Notes 1.63% due 09/06/2019		271,000	269,170

			1,876,673

Computers — 0.9%
Apple, Inc. Senior Notes 1.38% due 05/24/2029	EUR	470,000	576,473
Apple, Inc. Senior Notes 2.85% due 05/06/2021		191,000	194,064
Apple, Inc. Senior Notes 2.85% due 02/23/2023		181,000	183,452
Apple, Inc. Senior Notes 3.75% due 11/13/2047		400,000	411,401
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*		1,160,000	1,279,038
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*		393,000	496,277
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*		135,000	173,953
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035		205,000	222,704

			3,537,362

Computers-Integrated Systems — 0.2%
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*		840,000	832,650

Consumer Products-Misc. — 0.2%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028		650,000	650,000

Containers-Metal/Glass — 0.4%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026		667,000	777,055
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*		786,000	829,230

			1,606,285

Containers-Paper/Plastic — 0.2%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*		546,000	569,888

Cosmetics & Toiletries — 0.3%
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*		548,000	558,960
Procter & Gamble Co. Senior Bonds 0.50% due 10/25/2024	EUR	300,000	357,069
Procter & Gamble Co. Senior Notes 1.90% due 10/23/2020		102,000	101,450
Procter & Gamble Co. Senior Notes 2.30% due 02/06/2022		132,000	131,619

			1,149,098

Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025		650,000	649,805

Distribution/Wholesale — 0.2%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025*		625,000	653,125

Diversified Banking Institutions — 1.9%
Bank of America Corp. Senior Notes 2.37% due 07/21/2021		146,000	145,744
Bank of America Corp. Senior Notes 3.59% due 07/21/2028		147,000	149,419
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		443,000	462,610
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023		229,000	227,853
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028		129,000	130,877
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025		396,000	417,992
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		453,000	479,592
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		108,000	131,800
Goldman Sachs Group, Inc. Senior Notes 2.13% due 09/30/2024	EUR	400,000	512,990
Goldman Sachs Group, Inc. Senior Notes 2.63% due 08/19/2020	EUR	275,000	351,453
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023		222,000	220,524
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023		98,000	101,237
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038		267,000	274,581
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033		338,000	430,800
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		256,000	342,693
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021		212,000	212,112
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038		432,000	444,082
Morgan Stanley Senior Notes 1.75% due 03/11/2024	EUR	350,000	440,732
Morgan Stanley Senior Notes 2.75% due 05/19/2022		413,000	411,484
Morgan Stanley Senior Notes 3.59% due 07/22/2028		140,000	141,289
Morgan Stanley Senior Notes 3.97% due 07/22/2038		108,000	111,833
Morgan Stanley Sub. Notes 4.10% due 05/22/2023		308,000	320,887
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		610,000	667,487

			7,130,071

Diversified Financial Services — 0.1%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*		270,000	269,629

Diversified Manufacturing Operations — 0.2%
Carlisle Cos., Inc. Senior Notes 3.75% due 12/01/2027		236,000	238,452

Parker-Hannifin Corp. Senior Notes 1.13% due 03/01/2025	EUR	300,000	364,238
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024		184,000	183,807

			786,497

Electric-Distribution — 0.2%
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 09/15/2024*		482,000	490,435
NextEra Energy Operating Partners LP Company Guar. Notes 4.50% due 09/15/2027*		262,000	260,690

			751,125

Electric-Generation — 0.1%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*		322,000	358,714

Electric-Integrated — 0.6%
Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020		105,000	105,044
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		405,000	473,880
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022		157,000	158,465
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022		194,000	197,705
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027		216,000	221,324
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047		111,000	123,875
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031		283,000	381,682
Georgia Power Co. Senior Notes 2.00% due 09/08/2020		136,000	135,218
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*		264,000	280,335
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065		112,000	128,150

			2,205,678

Electronic Components-Misc. — 0.0%
Corning, Inc. Senior Notes 1.50% due 05/08/2018		124,000	123,805

Electronic Components-Semiconductors — 0.1%
Intel Corp. Senior Notes 2.35% due 05/11/2022		449,000	447,562

Electronic Parts Distribution — 0.2%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024		615,000	610,809

Energy-Alternate Sources — 0.3%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*		960,000	1,008,000

Enterprise Software/Service — 0.6%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024		1,205,000	1,289,350
Oracle Corp. Senior Notes 1.90% due 09/15/2021		219,000	215,544
Oracle Corp. Senior Notes 3.80% due 11/15/2037		135,000	141,584
Oracle Corp. Senior Notes 3.85% due 07/15/2036		376,000	397,338
Oracle Corp. Senior Notes 3.90% due 05/15/2035		51,000	54,024

			2,097,840

Finance-Auto Loans — 0.4%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025		710,000	773,900
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023		591,000	619,072

			1,392,972

Finance-Consumer Loans — 0.7%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*		955,000	978,875
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021		101,000	106,808
Navient Corp. Senior Notes 5.63% due 08/01/2033		611,000	533,097

Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	855,000	887,062

		2,505,842

Finance-Credit Card — 0.3%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	750,000	768,750
American Express Co. Senior Notes 2.50% due 08/01/2022	522,000	515,699

		1,284,449

Finance-Investment Banker/Broker — 0.2%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)(5)	280,000	28
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)(5)	361,000	36
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	740,000	752,950
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	151,000	152,808

		905,822

Finance-Leasing Companies — 0.0%
Washington Prime Group LP Senior Notes 5.95% due 08/15/2024	104,000	106,282

Finance-Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	850,000	879,759

Finance-Other Services — 0.3%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	297,000	296,716
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	150,000	148,474
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	91,000	90,483
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. Senior Notes 6.38% due 12/15/2022*	616,000	636,020

		1,171,693

Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	84,000	82,886
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	58,000	59,519

		142,405

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	216,000	228,995

Food-Retail — 0.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	950,000	856,900
Kroger Co. Senior Notes 4.65% due 01/15/2048	219,000	224,175

		1,081,075

Food-Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	475,000	447,688

Gambling (Non-Hotel) — 0.2%
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*	630,000	645,750
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*(4)(5)†	478,062	7,075

		652,825

Gas-Distribution — 0.0%
NiSource Finance Corp. Company Guar. Notes 3.49% due 05/15/2027	93,000	94,659
NiSource Finance Corp. Company Guar. Notes 4.38% due 05/15/2047	72,000	78,918

		173,577

Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	543,000	548,430

Hotels/Motels — 0.4%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*	567,000	619,448
Wyndham Worldwide Corp. Senior Notes 4.50% due 04/01/2027	710,000	721,478

		1,340,926

Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*		625,000	612,506

Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046		108,000	113,013
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047*		199,000	203,007
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*		195,000	195,604

			511,624

Insurance-Multi-line — 0.2%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034		168,000	208,045
MetLife, Inc. Senior Notes 4.60% due 05/13/2046		102,000	116,347
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*		547,000	547,760

			872,152

Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*		80,000	85,017
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*		145,000	143,468
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*		377,000	373,037

			601,522

Insurance-Property/Casualty — 0.0%
Markel Corp. Senior Notes 3.50% due 11/01/2027		62,000	61,685
Markel Corp. Senior Notes 4.30% due 11/01/2047		53,000	54,436

			116,121

Internet Connectivity Services — 0.4%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		687,000	721,350
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025		685,000	724,387

			1,445,737

Internet Content-Entertainment — 0.2%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025		585,000	621,563

Investment Management/Advisor Services — 0.3%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*		1,106,000	1,141,391

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 1.85% due 09/04/2020		225,000	222,373
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022		148,000	147,527

			369,900

Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 04/05/2022		103,000	106,705

Machinery-General Industrial — 0.1%
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026		199,000	205,219

Machinery-Thermal Process — 0.1%
Cleaver-Brooks, Inc. Senior Sec. Notes 7.88% due 03/01/2023*		451,000	462,275

Marine Services — 0.3%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022		905,000	946,856

Medical Instruments — 0.1%
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027		475,000	479,061

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022		65,000	66,270
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024		95,000	95,148

			161,418

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 0.37% due 06/06/2019	EUR	335,000	403,356
Becton Dickinson and Co. Senior Notes 1.90% due 12/15/2026	EUR	300,000	362,869

			766,225

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	192,000	191,484
Celgene Corp. Senior Notes 3.63% due 05/15/2024	154,000	158,380

		349,864

Medical-Drugs — 0.1%
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	500,000	390,000
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	122,000	129,141

		519,141

Medical-Generic Drugs — 0.1%
Actavis, Inc. Company Guar. Notes 3.25% due 10/01/2022	221,000	221,681

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 4.38% due 12/01/2047	133,000	141,411
UnitedHealth Group, Inc. Senior Bonds 1.95% due 10/15/2020	155,000	153,584
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	155,000	153,859

		448,854

Medical-Hospitals — 0.8%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	560,000	504,000
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	719,000	762,140
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	331,000	338,447
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024*	1,044,000	1,017,900
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	525,000	509,250

		3,131,737

Metal Processors & Fabrication — 0.4%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. Senior Sec. Notes 7.38% due 12/15/2023*	805,000	864,328
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	300,000	306,000
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	396,000	414,810

		1,585,138

Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	107,000	108,873

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 3.88% due 10/27/2027*	92,000	90,782
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*	115,000	115,462

		206,244

Multimedia — 0.1%
Time Warner, Inc. Company Guar. Notes 2.95% due 07/15/2026	136,000	128,631
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	111,000	116,576
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	76,000	75,774

		320,981

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	173,000	172,451

Oil Companies-Exploration & Production — 2.3%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	257,000	314,777
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	575,000	596,562
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	214,000	222,560
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	280,000	285,950
Denbury Resources, Inc. Sec. Notes 9.25% due 03/31/2022*	500,000	506,250
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	74,000	82,550

Devon Energy Corp. Senior Notes 5.60% due 07/15/2041	75,000	88,400
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	525,000	534,188
Hess Corp. Senior Notes 4.30% due 04/01/2027	58,000	58,142
Hess Corp. Senior Notes 5.60% due 02/15/2041	191,000	205,967
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,060,000	1,049,400
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	500,000	511,250
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	156,000	163,030
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	206,000	258,104
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	559,000	591,143
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	450,000	456,188
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025	600,000	615,000
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	906,000	765,570
Southwestern Energy Co. Senior Notes 7.50% due 04/01/2026	625,000	664,062
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	503,000	544,498

		8,513,591

Oil Companies-Integrated — 0.2%
Chevron Corp. Senior Notes 1.96% due 03/03/2020	135,000	134,526
Chevron Corp. Senior Bonds 1.99% due 03/03/2020	394,000	390,641
Chevron Corp. Senior Notes 2.50% due 03/03/2022	94,000	94,123

		619,290

Oil Field Machinery & Equipment — 0.2%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	610,000	611,525

Oil Refining & Marketing — 0.4%
Andeavor Senior Notes 4.50% due 04/01/2048	66,000	66,748
Murphy Oil USA, Inc. Company Guar. Notes 5.63% due 05/01/2027	197,000	206,889
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025	1,280,000	1,344,000

		1,617,637

Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	56,000	62,823

Paper & Related Products — 0.4%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	197,000	227,796
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	295,000	303,178
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	508,000	529,223
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	208,000	224,332
International Paper Co. Senior Notes 4.40% due 08/15/2047	41,000	42,843
International Paper Co. Senior Notes 5.00% due 09/15/2035	80,000	90,477

		1,417,849

Pipelines — 3.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 3.50% due 12/01/2022	81,000	80,846
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047	203,000	211,720
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	507,000	522,210
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	1,240,000	1,411,275

Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025*	702,000	714,285
Duke Energy Field Services LLC Company Guar. Notes 6.45% due 11/03/2036*	590,000	632,775
Enbridge Energy Partners LP Senior Notes 7.38% due 10/15/2045	108,000	143,507
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023	655,000	650,088
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	87,000	86,060
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	22,000	23,572
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	277,000	319,081
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	143,000	149,845
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	141,000	139,267
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	847,000	825,825
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	532,000	538,650
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	672,000	700,560
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	174,000	176,936
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027	176,000	178,381
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	66,000	69,824
SemGroup Corp. Company Guar. Notes 7.25% due 03/15/2026*	707,000	722,907
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	731,000	721,863
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	742,000	742,000
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	68,000	68,459
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	823,000	844,604
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	153,000	159,046
Williams Partners LP Senior Notes 3.75% due 06/15/2027	121,000	121,251
Williams Partners LP Senior Notes 5.10% due 09/15/2045	260,000	285,941

		11,240,778

Platinum — 0.2%
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025*	560,000	575,680

Poultry — 0.2%
Pilgrim’s Pride Corp. Senior Notes 5.88% due 09/30/2027*	635,000	654,050

Precious Metals — 0.2%
Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024	730,000	720,875

Publishing-Books — 0.2%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	630,000	622,125

Racetracks — 0.1%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	490,000	525,525

Radio — 0.2%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	795,000	823,819

Real Estate Investment Trusts — 1.8%
American Tower Corp. Senior Notes 3.60% due 01/15/2028	129,000	128,242
Brandywine Operating Partnership LP Company Guar. Notes 3.95% due 11/15/2027	91,000	90,326

CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	869,000	886,380
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	960,000	969,600
Geo Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	379,000	379,000
GEO Group, Inc. Company Guar. Notes 6.00% due 04/15/2026	222,000	228,105
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	78,000	77,400
Goodman US Finance Three LLC Company Guar. Notes 4.50% due 10/15/2037*	77,000	79,576
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	635,000	635,000
iStar, Inc. Senior Notes 5.25% due 09/15/2022	692,000	696,325
iStar, Inc. Senior Notes 6.00% due 04/01/2022	310,000	320,850
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	69,000	69,689
Life Storage LP Company Guar. Notes 3.88% due 12/15/2027	65,000	64,761
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	769,000	783,419
Simon Property Group LP Senior Notes 3.38% due 12/01/2027	129,000	129,597
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025*	1,100,000	1,091,750
Vornado Realty LP Senior Notes 3.50% due 01/15/2025	73,000	72,819

		6,702,839

Real Estate Management/Services — 0.5%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	925,000	955,062
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	865,000	854,188

		1,809,250

Real Estate Operations & Development — 0.2%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	650,000	669,500

Rental Auto/Equipment — 0.5%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	690,000	648,600
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*	538,000	590,455
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	489,000	492,667
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	145,000	145,725

		1,877,447

Retail-Appliances — 0.2%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	768,000	769,920

Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	134,000	134,493

Retail-Automobile — 0.2%
Asbury Automotive Group, Inc. Company Guar. Notes 6.00% due 12/15/2024	477,000	496,652
AutoNation, Inc. Company Guar. Notes 3.80% due 11/15/2027	203,000	201,014

		697,666

Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Bonds 1.90% due 12/15/2020	376,000	373,578

Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	135,039	142,824
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	108,927	122,474
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	174,522	198,946

		464,244

Retail-Office Supplies — 0.3%
Arch Merger Sub, Inc. Company Guar. Notes 8.50% due 09/15/2025*	1,225,000	1,133,125

Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*		470,000	489,975

Retail-Restaurants — 0.5%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*		950,000	959,500
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*		715,000	750,750

			1,710,250

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(4)(5)(6)(7)		100,000	0

Satellite Telecom — 0.2%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026		885,000	927,037

Savings & Loans/Thrifts — 0.4%
Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020		296,000	297,153
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020		593,000	646,704
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		539,000	620,514

			1,564,371

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020		164,000	163,310

Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*		460,000	466,900

Steel-Producers — 0.3%
AK Steel Corp. Company Guar. Notes 6.38% due 10/15/2025		650,000	643,500
United States Steel Corp. Senior Notes 6.88% due 08/15/2025		600,000	626,280

			1,269,780

Telecom Services — 0.2%
Embarq Corp. Senior Notes 8.00% due 06/01/2036		815,000	792,588

Telecommunication Equipment — 0.1%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*		367,000	381,221

Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 2.85% due 02/14/2023		221,000	221,876
AT&T, Inc. Senior Notes 3.15% due 09/04/2036	EUR	250,000	307,154
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		227,000	209,431
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		278,000	276,350
AT&T, Inc. Senior Notes 4.75% due 05/15/2046		25,000	24,451
AT&T, Inc. Senior Notes 4.90% due 08/14/2037		661,000	669,325
AT&T, Inc. Senior Notes 5.30% due 08/14/2058		199,000	199,653
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022		640,000	626,816
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028		565,000	568,531
Verizon Communications, Inc. Senior Bonds 2.88% due 01/15/2038	EUR	200,000	243,011
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025*		170,000	170,642
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		112,000	114,133
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055		168,000	162,195
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037		270,000	296,914

			4,090,482

Television — 0.2%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027		652,000	733,500

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.25% due 09/15/2026		137,000	133,528
GATX Corp. Senior Notes 3.50% due 03/15/2028		100,000	98,684
GATX Corp. Senior Notes 3.85% due 03/30/2027		109,000	110,821

			343,033

Transport-Rail — 0.0%
Union Pacific Corp. Senior Notes 3.60% due 09/15/2037		149,000	154,373

Transport-Services — 0.1%
United Parcel Service, Inc. Senior Notes 1.50% due 11/15/2032	EUR	340,000	401,885

Travel Services — 0.2%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*		610,000	628,300

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*		73,000	71,731

Total U.S. Corporate Bonds & Notes (cost $141,826,914)			144,854,491

FOREIGN CORPORATE BONDS & NOTES — 21.0%
Aerospace/Defense-Equipment — 0.0%
Airbus Finance BV Company Guar. Notes 2.70% due 04/17/2023*		160,000	159,874

Agricultural Chemicals — 0.2%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		730,000	773,800

Airport Development/Maintenance — 0.1%
Heathrow Funding, Ltd. Senior Sec. Notes 1.88% due 05/23/2022	EUR	290,000	370,026

Appliances — 0.1%
Arcelik AS Senior Notes 5.00% due 04/03/2023		200,000	201,964

Auto-Cars/Light Trucks — 0.2%
Hyundai Capital Services, Inc. Senior Notes 3.00% due 08/29/2022*		201,000	197,644
RCI Banque SA Senior Notes 2.25% due 03/29/2021	EUR	350,000	445,350
Volkswagen International Finance NV Company Guar. Notes 1.88% due 03/30/2027	EUR	200,000	247,599

			890,593

Auto/Truck Parts & Equipment-Original — 0.3%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*		645,000	653,062
Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023		530,000	544,575

			1,197,637

Banks-Commercial — 2.8%
ABN AMRO Bank NV Sub. Notes 7.13% due 07/06/2022	EUR	360,000	551,911
Akbank Turk AS Senior Notes 5.13% due 03/31/2025		380,000	373,118
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020		200,000	213,000
Banco Macro SA Sub. Notes 6.75% due 11/04/2026*		200,000	206,442
Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024		1,740,000	1,855,277
Bank of Montreal Sub. Notes 3.80% due 12/15/2032		138,000	136,431
Barclays Bank PLC Sub. Notes 6.63% due 03/30/2022	EUR	200,000	294,437
BPCE SA Senior Notes 2.88% due 01/16/2024	EUR	200,000	272,749
BPCE SA Sub. Notes 2.88% due 04/22/2026	EUR	200,000	265,347
BPCE SA Sub. Notes 4.50% due 03/15/2025*		265,000	276,978
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020		368,000	365,165
Credit Suisse AG Senior Notes 3.00% due 10/29/2021		254,000	256,606
Credit Suisse AG Sub. Notes 5.75% due 09/18/2025	EUR	400,000	544,292
Danske Bank A/S Sub. Notes 3.88% due 10/04/2023	EUR	300,000	369,981
HBOS PLC Sub. Notes 5.37% due 06/30/2021	EUR	600,000	842,127
HSBC Bank PLC Sub. Notes 5.00% due 03/20/2023	GBP	400,000	544,429
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020		200,000	214,575
ING Groep NV Senior Notes 0.75% due 03/09/2022	EUR	300,000	364,725
Intesa Sanpaolo SpA Senior Notes 1.13% due 01/14/2020	EUR	500,000	612,401
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*		255,000	268,638

PKO Bank Polski SA Via PKO Finance AB Senior Notes 4.63% due 09/26/2022		200,000	213,682
Santander Issuances SAU Company Guar. Notes 3.25% due 04/04/2026	EUR	200,000	263,833
Shinhan Bank Co., Ltd. Sub. Bonds 3.88% due 03/24/2026*		200,000	202,601
Standard Chartered PLC Sub. Notes 3.13% due 11/19/2024	EUR	250,000	329,156
Swedbank AB Sub. Notes 1.00% due 11/22/2027	EUR	300,000	358,698
Toronto-Dominion Bank Senior Notes 1.85% due 09/11/2020		248,000	245,258

			10,441,857

Banks-Special Purpose — 0.1%
Nederlandse Waterschapsbank NV Senior Notes 1.13% due 01/28/2019	EUR	170,000	207,500

Beverages-Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		292,000	292,706

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC Senior Notes 1.00% due 09/15/2023	EUR	325,000	393,700

Building Societies — 0.1%
Nationwide Building Society Sub. Notes 2.00% due 07/25/2029	EUR	200,000	242,907
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*		250,000	250,085

			492,992

Building-Residential/Commercial — 0.2%
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*		706,000	746,595

Cable/Satellite TV — 1.5%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		1,090,000	1,160,850
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*		965,000	923,988
SFR Group SA Senior Sec. Notes 7.38% due 05/01/2026*		1,834,000	1,882,142
Sky PLC Company Guar. Notes 1.88% due 11/24/2023	EUR	300,000	383,286
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*		409,000	411,822
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*		800,000	794,000

			5,556,088

Cellular Telecom — 0.4%
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*		667,000	698,682
Empresa Nacional de Telecomunicaciones SA Senior Notes 4.88% due 10/30/2024		200,000	209,826
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*		200,000	224,800
VimpelCom Holdings BV Company Guar. Notes 5.95% due 02/13/2023		200,000	215,000

			1,348,308

Chemicals-Diversified — 0.5%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*		209,000	205,614
Israel Chemicals, Ltd. Senior Notes 4.50% due 12/02/2024*		200,000	203,626
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		695,000	693,263
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*		615,000	636,525

			1,739,028

Computers-Memory Devices — 0.2%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025		955,000	937,836

Cruise Lines — 0.2%
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*		730,000	786,575

Diversified Banking Institutions — 2.1%
Barclays PLC Sub. Notes 4.84% due 05/09/2028		200,000	208,168

BNP Paribas SA Senior Bonds 1.50% due 11/17/2025	EUR	200,000	247,748
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*		302,000	312,456
Credit Agricole SA Senior Notes 1.88% due 12/20/2026	EUR	300,000	378,059
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*		262,000	272,039
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*		448,000	467,085
HSBC Holdings PLC Senior Notes 2.50% due 03/15/2027	EUR	300,000	401,143
HSBC Holdings PLC Sub. Notes 3.00% due 06/30/2025	EUR	300,000	400,051
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023		200,000	202,784
HSBC Holdings PLC Senior Notes 4.04% due 03/13/2028		201,000	209,470
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023		200,000	198,286
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025		336,000	352,313
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*		75,000	74,546
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022		184,000	182,262
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021		314,000	316,866
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021		406,000	398,591
Royal Bank of Scotland Group PLC Senior Notes 2.00% due 03/08/2023	EUR	625,000	787,754
Royal Bank of Scotland Group PLC Senior Notes 2.50% due 03/22/2023	EUR	300,000	388,303
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023		201,000	204,406
UBS AG Senior Notes 2.45% due 12/01/2020*		207,000	206,376
UBS AG Sub. Notes 4.75% due 02/12/2026	EUR	350,000	470,341
UBS Group Funding Switzerland AG Company Guar. Bonds 1.25% due 09/01/2026	EUR	350,000	423,867
UniCredit SpA Senior Notes 2.00% due 03/04/2023	EUR	425,000	540,917
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*		236,000	251,472

			7,895,303

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035		263,000	284,633

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*		400,000	399,375

Diversified Minerals — 0.2%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.75% due 05/15/2022*		860,000	870,750

Diversified Operations — 0.1%
Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027*		400,000	414,204

E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024		280,000	290,462

Electric-Distribution — 0.4%
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.13% due 05/22/2023*		1,500,000	1,498,563
State Grid Overseas Investment, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		200,000	211,383

			1,709,946

Electric-Generation — 0.1%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*		153,000	152,808
Electricite de France SA Senior Notes 6.00% due 01/22/2114*		127,000	141,802

			294,610

Electric-Integrated — 0.6%
EDP Finance BV Senior Notes 2.00% due 04/22/2025	EUR	400,000	506,975
EDP Finance BV Senior Notes 3.63% due 07/15/2024*		295,000	297,102
Enel Finance International NV Company Guar. Notes 1.97% due 01/27/2025	EUR	350,000	450,627
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*		425,000	422,260
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*		200,000	216,555
Pampa Energia SA Senior Notes 7.50% due 01/24/2027*		360,000	394,250

			2,287,769

Electronic Connectors — 0.0%
Tyco Electronics Group SA Company Guar. Notes 3.13% due 08/15/2027		77,000	76,842

Finance-Consumer Loans — 0.2%
Goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*		650,000	678,437

Food-Meat Products — 0.1%
Minerva Luxembourg SA Company Guar. Notes 6.50% due 09/20/2026*		200,000	205,500

Food-Misc./Diversified — 0.1%
BRF GmbH Company Guar. Notes 4.35% due 09/29/2026		300,000	290,097

Gambling (Non-Hotel) — 0.2%
International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*		570,000	636,975

Gas-Distribution — 0.1%
China Resources Gas Group, Ltd. Senior Notes 4.50% due 04/05/2022		350,000	367,666

Gas-Transportation — 0.1%
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028		200,000	206,800

Gold Mining — 0.1%
Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023		75,000	76,829
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*		211,000	212,319

			289,148

Insurance-Life/Health — 0.0%
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032		108,000	108,815

Insurance-Multi-line — 0.1%
Willow No 2 Ireland PLC for Zurich Insurance Co., Ltd. Senior Sec. Notes 3.38% due 06/27/2022	EUR	175,000	237,619

Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022		74,000	75,366

Investment Companies — 0.1%
Huarong Finance II Co., Ltd. Company Guar. Notes 5.00% due 11/19/2025		350,000	367,433

Investment Management/Advisor Services — 0.1%
China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		380,000	389,022

Machinery-Farming — 0.0%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027		186,000	185,696

Medical-Drugs — 0.7%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*		275,000	213,125
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023		147,000	144,512
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*		1,650,000	1,530,375
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*		613,000	655,910

			2,543,922

Medical-Generic Drugs — 0.1%
Allergan Funding SCS Company Guar. Notes 2.13% due 06/01/2029	EUR	250,000	300,733

Metal-Copper — 0.5%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		1,230,000	1,325,325

Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*		575,000	609,500

			1,934,825

Metal-Diversified — 0.2%
Glencore Canada Financial Corp. Company Guar. Notes 7.38% due 05/27/2020	GBP	100,000	153,645
Glencore Finance Europe, Ltd. Company Guar. Notes 1.75% due 03/17/2025	EUR	500,000	606,647
Vedanta Resources PLC Senior Notes 6.38% due 07/30/2022*		200,000	208,760

			969,052

Metal-Iron — 0.1%
NLMK Group Senior Notes 4.50% due 06/15/2023		200,000	208,360
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026		112,000	129,752

			338,112

Non-Ferrous Metals — 0.1%
Codelco, Inc. Senior Notes 3.63% due 08/01/2027		550,000	550,599

Oil & Gas Drilling — 0.1%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*†(7)(8)		1,050,000	430,500

Oil Companies-Exploration & Production — 1.0%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		89,000	114,240
CNOOC Curtis Funding No. 1 Pty, Ltd. Company Guar. Notes 4.50% due 10/03/2023		700,000	745,087
Empresa Nacional del Petroleo Senior Notes 3.75% due 08/05/2026*		500,000	496,725
Empresa Nacional del Petroleo Senior Notes 4.50% due 09/14/2047		700,000	670,320
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		1,109,000	942,650
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		537,000	530,288
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 4.00% due 08/15/2026*		200,000	200,500

			3,699,810

Oil Companies-Integrated — 2.5%
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	350,000	482,958
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022		103,000	105,573
Ecopetrol SA Senior Notes 4.13% due 01/16/2025		200,000	201,000
Lukoil International Finance BV Company Guar. Notes 4.75% due 11/02/2026*		200,000	209,750
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		300,000	318,800
Pertamina Persero PT Senior Notes 6.45% due 05/30/2044		800,000	957,981
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041		290,000	289,959
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027		150,000	165,150
Petrobras Global Finance BV Company Guar. Notes 8.75% due 05/23/2026		155,000	185,225
Petroleos del Peru SA Senior Notes 5.63% due 06/19/2047		1,550,000	1,627,500
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		2,984,000	3,114,848
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*		345,000	360,128
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019		1,000,000	1,042,471
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020		166,000	165,655
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020		176,000	175,953
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047		97,000	99,274

			9,502,225

Oil Refining & Marketing — 0.3%
Cosan Luxembourg SA Company Guar. Notes 7.00% due 01/20/2027*		550,000	592,625
Reliance Industries, Ltd. Senior Notes 4.13% due 01/28/2025*		250,000	259,255
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	203,823

			1,055,703

Oil-Field Services — 0.6%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*		876,000	928,560
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*		800,000	760,000
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024		450,000	478,125

			2,166,685

Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*		67,000	68,843
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		384,000	396,480

			465,323

Petrochemicals — 0.1%
Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*		200,000	211,250
Equate Petrochemical BV Company Guar. Notes 4.25% due 11/03/2026*		200,000	203,500

			414,750

Printing-Commercial — 0.4%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*		1,420,000	1,462,600

Real Estate Investment Trusts — 0.2%
Goodman Australia Finance Pty, Ltd. Company Guar. Notes 1.38% due 09/27/2025*	EUR	350,000	419,018
Trust F/1401 Senior Notes 5.25% due 01/30/2026*		200,000	210,500

			629,518

Retail-Major Department Stores — 0.1%
El Puerto de Liverpool SAB de CV Company Guar. Notes 3.88% due 10/06/2026*		200,000	195,000
El Puerto de Liverpool SAB de CV Company Guar. Notes 3.88% due 10/06/2026		380,000	370,500

			565,500

Satellite Telecom — 0.5%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		860,000	703,050
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023		795,000	415,387
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*		841,000	941,920

			2,060,357

Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*		444,000	463,980

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(4)(5)(6)(7)		1,330,000	0

Steel-Producers — 0.3%
ArcelorMittal Senior Notes 6.13% due 06/01/2025		870,000	1,001,587
Evraz Group SA Senior Notes 5.38% due 03/20/2023*		200,000	208,000

			1,209,587

Telephone-Integrated — 0.3%
Oi SA Senior Notes 9.75% due 09/15/2016*†(5)(6)(7)	BRL	575,000	52,003
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		258,000	332,820
Telefonica Emisiones SAU Company Guar. Notes 2.93% due 10/17/2029	EUR	200,000	266,394
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027		151,000	156,118
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047		205,000	232,645

			1,039,980

Transport-Marine — 0.1%
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		300,000	306,750

Transport-Rail — 0.4%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		115,000	153,544
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042		1,200,000	1,404,321

			1,557,865

Transport-Services — 0.1%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022		400,000	391,483

Total Foreign Corporate Bonds & Notes (cost $79,337,429)			79,159,406

FOREIGN GOVERNMENT OBLIGATIONS — 19.0%
Banks-Export/Import — 0.6%
Export Credit Bank of Turkey Senior Notes 4.25% due 09/18/2022*		1,100,000	1,069,750
Export-Import Bank of India Senior Notes 2.75% due 08/12/2020		1,050,000	1,048,963

			2,118,713

Banks-Special Purpose — 0.3%
Corp Financiera de Desarrollo SA Senior Notes 4.75% due 02/08/2022		500,000	526,875
Corp Financiera de Desarrollo SA Senior Notes 4.75% due 07/15/2025		250,000	266,125
Hungarian Development Bank Government Guar. Notes 6.25% due 10/21/2020		400,000	435,597

			1,228,597

Central Bank — 0.5%
Central Bank of Tunisia Senior Notes 5.75% due 01/30/2025		1,700,000	1,694,580

Sovereign — 17.6%
Dominican Republic Senior Bonds 5.50% due 01/27/2025*		415,000	439,381
Dominican Republic Senior Bonds 5.88% due 04/18/2024		380,000	409,116
Dominican Republic Senior Bonds 5.95% due 01/25/2027*		250,000	270,000
Dominican Republic Senior Bonds 6.85% due 01/27/2045		1,250,000	1,404,063
Dominican Republic Senior Bonds 7.45% due 04/30/2044		600,000	715,500
Dominican Republic Senior Bonds 8.63% due 04/20/2027		350,000	428,750
Federal Republic of Germany Bonds 0.50% due 08/15/2027	EUR	80,000	96,602
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	300,000	472,253
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045		800,000	745,600
Government of Egypt Senior Notes 8.50% due 01/31/2047		250,000	287,025
Government of Jamaica Senior Notes 6.75% due 04/28/2028		200,000	226,500
Government of Jamaica Senior Notes 8.00% due 03/15/2039		1,000,000	1,225,710
Government of Romania Senior Notes 6.13% due 01/22/2044		780,000	1,006,061
Government of Ukraine Senior Notes 7.38% due 09/25/2032*		1,000,000	982,888
Kingdom of Bahrain Senior Bonds 7.50% due 09/20/2047*		300,000	286,452
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*		450,000	446,400
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027		400,000	396,800
Kingdom of Spain Bonds 0.40% due 04/30/2022	EUR	500,000	603,914
Kingdom of Spain Senior Notes 1.45% due 10/31/2027*	EUR	250,000	297,132
Kingdom of Spain Senior Notes 4.20% due 01/31/2037*	EUR	180,000	276,939
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027		400,000	428,340
Republic of Angola Senior Notes 9.50% due 11/12/2025		1,450,000	1,669,939
Republic of Argentina Senior Notes 2.50% due 12/31/2038		1,300,000	955,695
Republic of Argentina Senior Notes 8.28% due 12/31/2033		1,822,650	2,148,904

Republic of Belarus Senior Bonds 7.63% due 06/29/2027*		450,000	501,750
Republic of Belarus Senior Notes 7.63% due 06/29/2027		900,000	1,003,500
Republic of Colombia Senior Notes 4.38% due 07/12/2021		300,000	316,350
Republic of Colombia Senior Notes 4.50% due 01/28/2026		1,500,000	1,599,750
Republic of Colombia Senior Bonds 7.38% due 09/18/2037		400,000	540,400
Republic of Colombia Senior Notes 8.13% due 05/21/2024		500,000	630,850
Republic of Costa Rica Senior Bonds 7.16% due 03/12/2045		300,000	315,000
Republic of Croatia Senior Notes 6.38% due 03/24/2021		3,000,000	3,297,000
Republic of Ecuador Senior Notes 9.65% due 12/13/2026*		700,000	803,250
Republic of Ghana Senior Notes 8.13% due 01/18/2026		500,000	555,540
Republic of Guatemala Senior Notes 4.38% due 06/05/2027*		460,000	458,850
Republic of Guatemala Senior Notes 4.88% due 02/13/2028		800,000	825,688
Republic of Guatemala Senior Notes 5.75% due 06/06/2022		250,000	269,290
Republic of Honduras Senior Notes 6.25% due 01/19/2027		1,600,000	1,707,360
Republic of Hungary Senior Notes 5.38% due 02/21/2023		600,000	667,500
Republic of Hungary Senior Notes 6.38% due 03/29/2021		3,100,000	3,441,248
Republic of Indonesia Senior Notes 2.95% due 01/11/2023		1,340,000	1,329,571
Republic of Indonesia Senior Notes 3.70% due 01/08/2022		700,000	719,437
Republic of Italy Bonds 1.20% due 04/01/2022	EUR	150,000	184,307
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	575,000	968,255
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*		1,600,000	1,627,840
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033		500,000	508,700
Republic of Lebanon Senior Notes 6.60% due 11/27/2026		1,000,000	952,500
Republic of Lebanon Senior Notes 8.25% due 04/12/2021		700,000	729,050
Republic of Lithuania Senior Notes 6.63% due 02/01/2022		500,000	579,550
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		550,000	607,353
Republic of Namibia Senior Notes 5.25% due 10/29/2025		570,000	580,773
Republic of Nigeria Senior Notes 6.50% due 11/28/2027*		600,000	625,214
Republic of Nigeria Senior Notes 7.63% due 11/28/2047*		900,000	965,221
Republic of Panama Senior Notes 3.75% due 03/16/2025		600,000	625,800
Republic of Paraguay Senior Notes 6.10% due 08/11/2044		650,000	741,000
Republic of Peru Senior Notes 5.63% due 11/18/2050		150,000	192,450
Republic of Peru Senior Notes 6.55% due 03/14/2037		300,000	405,750
Republic of Peru Senior Notes 8.75% due 11/21/2033		750,000	1,181,250
Republic of Poland Senior Notes 5.13% due 04/21/2021		1,950,000	2,110,953
Republic of South Africa Senior Notes 4.67% due 01/17/2024		550,000	562,423
Republic of South Africa Senior Notes 5.65% due 09/27/2047		700,000	714,350

Republic of South Africa Senior Notes 6.25% due 03/08/2041		1,300,000	1,445,860
Republic of Sri Lanka Senior Notes 6.25% due 10/04/2020		200,000	210,677
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026*		265,000	291,584
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026		900,000	990,284
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*		400,000	441,297
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		700,000	772,270
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		1,350,000	1,415,910
Republic of Turkey Senior Notes 5.75% due 05/11/2047		460,000	448,500
Republic of Turkey Senior Notes 6.63% due 02/17/2045		1,650,000	1,779,574
Republic of Turkey Senior Notes 7.25% due 03/05/2038		300,000	348,386
Republic of Turkey Senior Notes 8.00% due 02/14/2034		750,000	924,529
Republic of Venezuela Senior Notes 8.25% due 10/13/2024†(8)		960,000	192,000
Republic of Venezuela Senior Notes 9.25% due 05/07/2028†(8)		650,000	131,635
Republic of Zambia Senior Notes 8.97% due 07/30/2027		1,450,000	1,629,533
Russian Federation Senior Notes 4.75% due 05/27/2026		600,000	636,295
Russian Federation Senior Notes 4.88% due 09/16/2023		800,000	865,896
Russian Federation Senior Notes 5.00% due 04/29/2020		1,000,000	1,050,216
Russian Federation Senior Bonds 5.25% due 06/23/2047*		800,000	837,040
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	200,000	368,856
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	380,000	729,414
United Mexican States Senior Bonds 4.13% due 01/21/2026		400,000	417,000
United Mexican States Senior Notes 4.15% due 03/28/2027		205,000	212,585
United Mexican States Senior Notes 4.35% due 01/15/2047		228,000	217,740
United Mexican States Senior Bonds 4.75% due 03/08/2044		53,000	53,583

			66,475,701

Total Foreign Government Obligations (cost $71,295,938)			71,517,591

U.S. GOVERNMENT AGENCIES — 10.4%
Federal Home Loan Mtg. Corp. — 3.9%
2.50% due 01/01/2028		232,646	233,851
2.50% due 04/01/2028		78,161	78,541
2.50% due 03/01/2031		128,934	128,781
3.00% due 07/01/2045		2,304,674	2,307,325
3.00% due 10/01/2045		787,217	788,214
3.00% due 08/01/2046		1,805,984	1,808,484
3.50% due 03/01/2042		333,575	344,243
3.50% due 04/01/2042		334,059	344,741
3.50% due 09/01/2043		322,874	333,657
3.50% due 07/01/2045		3,176,438	3,271,572
3.50% due 11/01/2047		1,291,302	1,328,091
4.00% due 01/01/2046		382,663	403,804
4.50% due 02/01/2020		2,035	2,064
4.50% due 08/01/2020		7,831	7,942
4.50% due 03/01/2039		1,475,993	1,588,069
4.50% due 12/01/2039		7,600	8,229
5.00% due 02/01/2034		22,153	24,037
5.00% due 05/01/2034		30,834	33,452
5.00% due 11/01/2043		220,369	239,024
5.50% due 05/01/2037		50,100	55,300
6.00% due 03/01/2040		41,100	46,304
6.50% due 02/01/2035		7,936	8,790
Federal Home Loan Mtg. Corp. FRS 2.86% (6 ML+1.49%) due 02/01/2037		14,754	15,218
3.62% (12 ML+1.89%) due 11/01/2037		110,794	116,952
Federal Home Loan Mtg. Corp. REMIC Series 4740, Class BA 3.00% due 09/15/2045(1)		274,060	277,420

Federal Home Loan Mtg. Corp. REMIC Series 1103, Class N IO 11.50% due 06/15/2021(1)(11)	333	28
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 5.32% (6.80% - 1 ML) due 09/15/2039(1)(10)(11)	471,133	57,720
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2015-DNA1, Class M2 3.18% (1 ML+1.85%) due 10/25/2027(1)	200,000	204,905
Series 2014-DN1, Class M2 3.53% (1 ML+2.20%) due 02/25/2024(1)	60,682	62,516
Series 2014-HQ2, Class M2 3.53% (1 ML+2.20%) due 09/25/2024(1)	286,198	295,293
Series 2015-HQ1, Class M2 3.75% (1 ML+2.20%) due 03/25/2025(1)	135,689	136,808
Series 2014-HQ3, Class M2 3.98% (1 ML+2.65%) due 10/25/2024(1)	28,788	28,834
Series 2015-HQA1, Class M2 3.98% (1 ML+2.65%) due 03/25/2028(1)	219,338	223,690

		14,803,899

Federal National Mtg. Assoc. — 6.5%
Federal National Mtg. Assoc. FRS
3.01% (6 ML+1.54%) due 09/01/2035	72,918	75,642
3.17% (1 Yr USTYCR+2.19%) due 10/01/2035	82,511	86,719
3.21% (1 Yr USTYCR+2.26%) due 11/01/2036	44,852	47,375
3.30% (12 ML+1.57%) due 05/01/2037	24,074	25,177
3.40% (12 ML+1.66%) due 07/01/2039	72,035	75,784
3.47% (12 ML+1.77%) due 05/01/2040	96,381	100,891
3.57% (12 ML+1.82%) due 10/01/2040	25,253	26,411
3.58% (12 ML+1.83%) due 10/01/2040	49,745	52,132
3.67% (12 ML+1.91%) due 08/01/2035	65,023	69,037
Federal National Mtg. Assoc.
2.50% due 12/01/2026	550,864	554,635
2.50% due 09/01/2027	446,889	449,127
2.50% due January 15 TBA	518,000	517,191
3.00% due 10/01/2027	267,095	272,810
3.00% due 10/01/2030	208,557	212,881
3.00% due 12/01/2042	134,082	134,806
3.00% due January 15 TBA	546,000	556,131
3.00% due January 30 TBA	2,833,000	2,833,000
3.50% due 08/01/2026	95,637	98,741
3.50% due 08/01/2027	70,695	72,992
3.50% due 10/01/2028	37,273	38,671
3.50% due 02/01/2043	127,854	132,514
3.50% due 10/01/2045	271,129	279,859
3.50% due 11/01/2045	244,549	251,218
3.50% due 12/01/2045	1,249,269	1,283,336
3.50% due 03/01/2046	2,781,061	2,856,898
3.50% due 07/01/2046	169,336	174,572
3.50% due January 15 TBA	1,936,000	1,998,275
3.50% due January 30 TBA	1,320,000	1,355,269
4.00% due 11/01/2025	154,778	161,920
4.00% due 10/01/2043	328,076	347,667
4.00% due 02/01/2045	1,861,370	1,967,974
4.00% due 06/01/2046	1,267,381	1,325,810
4.00% due 05/01/2047	661,818	692,641
4.00% due 08/01/2047	1,418,769	1,485,066
4.50% due 06/01/2019	7,673	7,792
4.50% due 11/01/2022	29,100	29,774
4.50% due 06/01/2023	17,221	18,154
4.50% due 08/01/2045	1,950,511	2,120,141
4.50% due 04/01/2047	438,491	466,923
4.50% due January 30 TBA	598,000	636,216
5.00% due 06/01/2019	6,709	6,830
5.00% due 01/01/2023	9,521	9,968
5.00% due 03/01/2034	21,512	23,365
5.00% due 05/01/2035	12,000	13,032
5.00% due 05/01/2040	84,053	90,617
5.00% due 07/01/2040	86,613	93,438
5.50% due 06/01/2038	26,363	29,124
6.00% due 02/01/2032	4,801	5,364
6.00% due 05/01/2034	1,921	2,180
6.00% due 10/01/2034	19,555	21,845
7.50% due 01/01/2030	1,173	1,197
8.00% due 11/01/2028	3,399	3,753
Federal National Mtg. Assoc. REMIC
Series 2017-94, Class DA 3.00% due 06/25/2045(1)	236,068	237,970
Series 1989-2, Class D 8.80% due 01/25/2019(1)	772	788

		24,431,643

Total U.S. Government Agencies (cost $39,703,089)		39,235,542

U.S. GOVERNMENT TREASURIES — 0.9%
United States Treasury Bonds — 0.0%
3.00% due 05/15/2047	24,000	25,233

United States Treasury Notes — 0.9%
1.00% due 02/15/2018	794,000	793,711
1.00% due 03/15/2018	165,000	164,884
1.38% due 07/31/2019	778,000	772,134

1.63% due 05/15/2026			569,000	535,927
2.13% due 07/31/2024			62,000	61,264
2.25% due 08/15/2027			403,000	397,333
2.25% due 11/15/2027			600,000	591,539

				3,316,792

Total U.S. Government Treasuries (cost $3,371,008)				3,342,025

LOANS(12)(13)(14) — 0.4%
E-Commerce/Services — 0.3%
RentPath LLC FRS 2nd Lien 10.37% (1ML +9.00%) due 12/17/2022			1,062,906	1,048,291

Publishing-Books — 0.1%
Houghton Mifflin Harcourt Publishers, Inc. FRS BTL-B 4.37% (1ML +3.00%) due 05/29/2021			674,809	624,620

Total Loans (cost $1,677,271)				1,672,911

COMMON STOCKS — 0.1%
Television — 0.1%
ION Media Networks, Inc. †(4)(5)(15) (cost $6)			655	553,894

PREFERRED SECURITIES — 0.1%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70%			6,500	161,330

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%			7,375	63,425

Telecom Services — 0.1%
Qwest Corp. 6.13%			7,725	169,950

Total Preferred Securities (cost $469,495)				394,705

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.6%
Banks-Commercial — 0.1%
ABN Amro Bank NV 5.75% due 09/22/2020(9)		EUR	200,000	261,687

Banks-Commercial — 0.2%
Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027(9)	$		200,000	206,250
Bank of Nova Scotia 4.65% due 10/12/2022(9)			423,000	420,483
Rabobank Nederland 11.00% due 06/30/2019*(9)			152,000	169,860

				796,593

Banks-Super Regional — 0.1%
SunTrust Banks, Inc. 5.05% due 06/15/2022(9)			269,000	272,363
Wells Fargo Capital X 5.95% due 12/01/2086			120,000	136,200

				408,563

Building Societies — 0.1%
Nationwide Building Society 6.88% due 06/20/2019(9)		GBP	150,000	212,017

Diversified Banking Institutions — 0.9%
BAC Capital Trust XIII Series F 4.00% due 01/22/2018(9)			575,000	515,396
Credit Agricole SA 6.50% due 06/23/2021(9)		EUR	300,000	407,206
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(9)			368,000	362,112
HSBC Holdings PLC 6.00% due 05/22/2027(9)			273,000	286,991
JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022(9)			670,000	654,925
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(9)			386,000	422,670
Lloyds Banking Group PLC 6.38% due 06/27/2020(9)		EUR	300,000	395,050
Societe Generale SA 7.88% due 12/18/2023*(9)			356,000	400,055

				3,444,405

Electric-Generation — 0.1%
Electricite de France SA 4.25% due 01/29/2029(9)		EUR	200,000	254,320

Electric-Integrated — 0.1%
Dominion Resources, Inc. 5.75% due 10/01/2054			170,000	183,600
Southern Co. Series B 5.50% due 03/15/2057			130,000	137,848

				321,448

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)(5)			222,000	22

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043			293,000	306,787

Food-Dairy Products — 0.2%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		550,000	640,750

Gas-Distribution — 0.0%
Centrica PLC 3.00% due 04/10/2076	EUR	150,000	186,277

Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 4.50% due 09/15/2047		90,000	91,107

Insurance-Multi-line — 0.1%
MetLife, Inc. 6.40% due 12/15/2066		287,000	330,139
Zurich Finance UK PLC 6.63% due 10/02/2022(9)	GBP	150,000	240,091

			570,230

Oil Companies-Integrated — 0.1%
TOTAL SA 3.88% due 05/18/2022(9)	EUR	285,000	382,992

Pipelines — 0.3%
Enbridge, Inc. 5.50% due 07/15/2077		243,000	241,481
Energy Transfer Partners LP 6.25% due 02/15/2023(9)		161,000	156,371
EnLink Midstream Partners LP 6.00% due 12/15/2022(9)		144,000	137,851
Enterprise Products Operating LLC 4.88% due 08/16/2077		122,000	122,305
Enterprise Products Operating LLC 5.25% due 08/16/2077		107,000	105,930
TransCanada Trust 5.30% due 03/15/2077		107,000	110,344
TransCanada Trust 5.63% due 05/20/2075		90,000	94,725

			969,007

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. 5.75% due 12/15/2053		338,000	347,295

Water — 0.1%
Suez 3.00% due 06/23/2020(9)	EUR	400,000	505,617

Total Preferred Securities/Capital Securities (cost $9,123,346)			9,699,117

Total Long-Term Investment Securities (cost $361,228,502)			364,683,464

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Time Deposits — 3.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 01/02/2018 (cost $12,263,000)		12,263,000	12,263,000

REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 12/29/2017, to be repurchased 01/02/2018 in the amount of $5,845,130 collateralized by $5,680,000 of United States Treasury Notes, bearing interest at 2.25% due 04/15/2020 and having an approximate value of $5,964,471 (cost $5,845,000)		5,845,000	5,845,000

TOTAL INVESTMENTS (cost $379,336,502)		101.5%	382,791,464
Liabilities in excess of other assets		(1.5)	(5,531,871)

NET ASSETS		100.0%	$377,259,593

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2017, the aggregate value of these securities was $109,176,614 representing 28.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

**	Denominated in United States Dollar unless otherwise indicated.

†	Non-income producing security

(1)	Collateralized Mortgage Obligation

(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Commercial Mortgage Backed Security

(4)	Securities classified as Level 3 (see Note 1).

(5)	Illiquid security. At December 31, 2017, the aggregate value of these securities was $613,058 representing 0.2% of net assets.

(6)	Security in default of interest and principal at maturity.

(7)	Company has filed for bankruptcy protection.

(8)	Security in default of interest

(9)	Perpetual maturity - maturity date reflects the next call date.

(10)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2017.

(11)	Interest Only

(12)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(14)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

(15)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2017, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	12/21/2016	655	$6	$553,894	$845.64	0.15%

BTL — Bank Term Loan

REMIC— Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

ULC — Unlimited Liability Corp.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates at December 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

BRL — Brazilian Real

EUR — Euro Currency

GBP — British Pound

Index Legend

1 ML— 1 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

12 ML— 12 Month USD LIBOR

6 ML— 6 Month USD LIBOR

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A	EUR	10,998,350	USD	12,895,504	01/26/2018	$—	$(318,398)
	EUR	9,750,000	USD	11,554,911	02/23/2018	—	(178,002)

	GBP	1,707,690	USD	2,286,712	02/23/2018	—	(22,670)

Net Unrealized Appreciation/(Depreciation)						$—	$(519,070)

EUR — Euro Currency

GBP — Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$14,253,782	$—	$14,253,782
U.S. Corporate Bonds & Notes:
Airlines	—	1,043,609	31,969	1,075,578
Finance-Investment Banker/Broker	—	905,758	64	905,822
Gambling (Non-Hotel)	—	645,750	7,075	652,825
Rubber/Plastic Products	—	—	0	0
Other Industries	—	142,220,266	—	142,220,266
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	79,159,406	—	79,159,406
Foreign Government Obligation	—	71,517,591	—	71,517,591
U.S. Government Agencies	—	39,235,542	—	39,235,542
U.S. Government Treasuries	—	3,342,025	—	3,342,025
Loans	—	1,672,911	—	1,672,911
Common Stocks	—	—	553,894	553,894
Preferred Securities	394,705	—	—	394,705
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	22	22
Other Industries	—	9,699,095	—	9,699,095
Short-Term Investment Securities	—	12,263,000	—	12,263,000
Repurchase Agreements	—	5,845,000	—	5,845,000

Total Investments at Value	$394,705	$381,803,735	$593,024	$382,791,464

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$519,070	$—	$519,070

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS — December 31, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES — 0.2%
Diversified Financial Services — 0.2%
Home Equity Loan Trust VRS Series 2007-HSA3, Class AI4 6.11% due 06/25/2037(1) (cost $703,863)	$714,355	$715,816

U.S. CORPORATE BONDS & NOTES — 41.5%
Aerospace/Defense-Equipment — 0.6%
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	495,000	507,375
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	1,530,000	1,564,425

		2,071,800

Athletic Equipment — 0.2%
Vista Outdoor, Inc. Company Guar. Notes 5.88% due 10/01/2023	780,000	748,800

Auction Houses/Art Dealers — 0.1%
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	345,000	353,625

Auto-Heavy Duty Trucks — 0.3%
Navistar International Corp. Senior Notes 6.63% due 11/01/2025*	1,155,000	1,205,104

Auto/Truck Parts & Equipment-Original — 0.7%
Cooper-Standard Automotive, Inc. Company Guar. Notes 5.63% due 11/15/2026*	1,015,000	1,047,987
Tenneco, Inc. Company Guar. Notes 5.00% due 07/15/2026	605,000	620,125
TI Group Automotive Systems LLC Company Guar. Notes 8.75% due 07/15/2023*	771,000	826,898

		2,495,010

Broadcast Services/Program — 1.0%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	1,495,000	1,465,100
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	1,075,000	798,188
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	1,195,000	1,192,012

		3,455,300

Building & Construction Products-Misc. — 0.6%
NCI Building Systems, Inc. Company Guar. Notes 8.25% due 01/15/2023*	1,000,000	1,060,000
Standard Industries, Inc. Senior Notes 5.50% due 02/15/2023*	385,000	401,362
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	690,000	736,575

		2,197,937

Building & Construction-Misc. — 0.3%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.63% due 08/15/2025*	1,180,000	1,174,100

Building-Heavy Construction — 0.1%
New Enterprise Stone & Lime Co., Inc. Senior Notes 10.13% due 04/01/2022*	360,000	388,800

Building-Residential/Commercial — 2.4%
Beazer Homes USA, Inc. Senior Notes 5.88% due 10/15/2027*	625,000	628,125
Beazer Homes USA, Inc. Company Guar. Notes 6.75% due 03/15/2025	690,000	727,088
CalAtlantic Group, Inc. Company Guar. Notes 5.25% due 06/01/2026	1,475,000	1,559,812
Lennar Corp. Company Guar. Notes 4.75% due 11/29/2027*	915,000	942,267
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025	955,000	969,249
MDC Holdings, Inc. Company Guar. Notes 5.50% due 01/15/2024	830,000	875,650
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	675,000	734,062
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. Company Guar. Notes 5.88% due 06/15/2024	1,930,000	2,060,275

		8,496,528

Cable/Satellite TV — 2.2%
Altice US Finance I Corp. Senior Sec. Notes 5.38% due 07/15/2023*	830,000	848,675
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	1,965,000	1,935,525
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	930,000	916,050
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	570,000	571,425
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	595,000	586,075

DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	1,320,000	1,386,000
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	835,000	877,794
Radiate Holdco LLC/Radiate Finance, Inc. Senior Notes 6.63% due 02/15/2025*	910,000	859,950

		7,981,494

Casino Hotels — 0.8%
CRC Escrow Issuer LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	1,320,000	1,329,900
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	1,085,000	1,095,850
Station Casinos LLC Company Guar. Notes 5.00% due 10/01/2025*	310,000	311,550

		2,737,300

Casino Services — 0.2%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025	655,000	684,475

Cellular Telecom — 0.7%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,370,000	1,459,050
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	985,000	985,000

		2,444,050

Chemicals-Diversified — 0.2%
Hexion, Inc. Senior Sec. Notes 10.38% due 02/01/2022*	560,000	521,150
Hexion, Inc. Sec. Notes 13.75% due 02/01/2022*	400,000	328,000

		849,150

Chemicals-Specialty — 1.0%
Cornerstone Chemical Co. Senior Sec. Notes 6.75% due 08/15/2024*	800,000	799,000
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	865,000	925,550
Platform Specialty Products Corp. Company Guar. Notes 5.88% due 12/01/2025*	1,325,000	1,315,062
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	635,000	646,113

		3,685,725

Coal — 0.7%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. Company Guar. Notes 7.50% due 05/01/2025*	1,107,000	1,176,187
Peabody Energy Corp. Senior Sec. Notes 6.00% due 03/31/2022*	540,000	560,250
Peabody Energy Corp. Senior Sec. Notes 6.38% due 03/31/2025*	870,000	904,800

		2,641,237

Commercial Services — 0.2%
ServiceMaster Co. LLC Company Guar. Notes 5.13% due 11/15/2024*	695,000	703,688

Computer Services — 0.2%
West Corp. Company Guar. Notes 8.50% due 10/15/2025*	710,000	701,125

Computer Software — 0.4%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	1,430,000	1,526,525

Computers-Integrated Systems — 0.1%
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*	295,000	292,419

Containers-Metal/Glass — 0.3%
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	75,000	77,438
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	750,000	838,125

		915,563

Containers-Paper/Plastic — 0.1%
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	485,000	502,266

Data Processing/Management — 0.2%
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	685,000	704,694

Diagnostic Equipment — 0.3%
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	500,000	498,125
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	585,000	587,925

		1,086,050

Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	720,000	727,200

Disposable Medical Products — 0.2%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	720,000	750,600

Drug Delivery Systems — 0.0%
Catalent Pharma Solutions, Inc. Company Guar. Notes 4.88% due 01/15/2026*	135,000	135,506

E-Commerce/Services — 0.1%
Match Group, Inc. Senior Notes 5.00% due 12/15/2027*	525,000	532,875

Educational Software — 0.1%
Blackboard, Inc. Sec. Notes 9.75% due 10/15/2021*	365,000	332,606

Electric Products-Misc. — 0.3%
GrafTech International, Ltd. Company Guar. Notes 6.38% due 11/15/2020	1,180,000	1,177,050

Electric-Integrated — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†(2)	1,667,835	12,509

Energy-Alternate Sources — 0.4%
TerraForm Power Operating LLC Company Guar. Notes 4.25% due 01/31/2023*	735,000	729,487
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	770,000	762,300

		1,491,787

Enterprise Software/Service — 0.2%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	765,000	769,781

Finance-Auto Loans — 0.8%
Ally Financial, Inc. Senior Notes 4.13% due 03/30/2020	1,910,000	1,948,200
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	700,000	763,000

		2,711,200

Finance-Consumer Loans — 1.0%
Navient Corp. Senior Notes 6.50% due 06/15/2022	962,000	1,009,619
Navient Corp. Senior Notes 6.75% due 06/25/2025	820,000	842,550
Navient Corp. Senior Notes 7.25% due 09/25/2023	205,000	218,325
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	1,600,000	1,660,000

		3,730,494

Finance-Investment Banker/Broker — 0.2%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	645,000	656,288

Finance-Mortgage Loan/Banker — 0.4%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Senior Notes 5.25% due 03/15/2022*	420,000	433,125
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 5.88% due 08/01/2021*	1,045,000	1,076,350

		1,509,475

Finance-Other Services — 0.1%
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	415,000	420,706

Food-Flour & Grain — 0.4%
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	650,000	639,437
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	490,000	507,150
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	130,000	130,689

		1,277,276

Food-Misc./Diversified — 0.4%
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	1,400,000	1,513,750

Food-Retail — 0.4%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	785,000	708,070
Safeway, Inc. Senior Notes 7.25% due 02/01/2031	760,000	634,600

		1,342,670

Gambling (Non-Hotel) — 0.8%
Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024	935,000	1,000,450
Scientific Games International, Inc. Senior Sec. Notes 5.00% due 10/15/2025*	1,280,000	1,283,200
Scientific Games International, Inc. Company Guar. Notes 6.63% due 05/15/2021	495,000	511,087

		2,794,737

Gas-Distribution — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	505,000	510,050
NGL Energy Partners LP/NGL Energy Finance Corp Company Guar. Notes 5.13% due 07/15/2019	935,000	951,362

		1,461,412

Independent Power Producers — 1.1%
Calpine Corp. Senior Notes 5.38% due 01/15/2023	1,487,000	1,446,108
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	1,580,000	1,666,900

NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028*	290,000	292,900
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	630,000	685,906

		4,091,814

Internet Connectivity Services — 0.2%
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 5.75% due 01/15/2027*	185,000	188,700
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	670,000	708,525

		897,225

Machinery-Electrical — 0.3%
Vertiv Intermediate Holding Corp. Senior Notes 12.00% due 02/15/2022*(3)	930,000	999,750

Medical Information Systems — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Senior Bonds 5.75% due 03/01/2025*	345,000	345,000

Medical Instruments — 0.1%
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	405,000	408,463

Medical Labs & Testing Services — 0.5%
Eagle Holding Co. II LLC Senior Notes 7.63% due 05/15/2022*(3)	740,000	747,400
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	920,000	922,300

		1,669,700

Medical Products — 0.4%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. Sec. Notes 8.13% due 06/15/2021*	785,000	733,975
Hill-Rom Holdings, Inc. Company Guar. Notes 5.00% due 02/15/2025*	760,000	774,972

		1,508,947

Medical-Drugs — 0.2%
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	460,000	358,800
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.25% due 07/15/2022*	295,000	298,319

		657,119

Medical-HMO — 0.5%
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	1,000,000	1,065,000
Polaris Intermediate Corp. Senior Notes 8.50% due 12/01/2022*(3)	350,000	363,125
WellCare Health Plans, Inc. Senior Notes 5.25% due 04/01/2025	525,000	553,875

		1,982,000

Medical-Hospitals — 2.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	985,000	886,500
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	540,000	310,500
Envision Healthcare Corp. Company Guar. Notes 6.25% due 12/01/2024*	345,000	355,350
HCA, Inc. Senior Sec. Notes 4.50% due 02/15/2027	10,000	10,050
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	705,000	747,300
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,455,000	1,505,925
SP Finco LLC Company Guar. Notes 6.75% due 07/01/2025*	140,000	132,300
Surgery Center Holdings, Inc. Company Guar. Notes 8.88% due 04/15/2021*	420,000	434,700
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	490,000	518,077
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	355,000	361,212
THC Escrow Corp. III Sec. Notes 5.13% due 05/01/2025*	375,000	365,625
THC Escrow Corp. III Senior Notes 7.00% due 08/01/2025*	2,090,000	1,964,600

		7,592,139

Medical-Nursing Homes — 0.2%
Kindred Healthcare, Inc. Company Guar. Notes 8.00% due 01/15/2020	515,000	557,977

Metal-Copper — 0.3%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.55% due 03/01/2022	445,000	439,994
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	475,000	472,625

		912,619

Non-Hazardous Waste Disposal — 0.4%
Advanced Disposal Services, Inc. Company Guar. Notes 5.63% due 11/15/2024*	660,000	674,850

Wrangler Buyer Corp. Senior Notes 6.00% due 10/01/2025*	693,000	713,790

		1,388,640

Oil & Gas Drilling — 0.2%
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	870,000	648,150

Oil Companies-Exploration & Production — 3.8%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 7.88% due 12/15/2024	910,000	997,587
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	145,000	150,800
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	490,000	504,700
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	1,125,000	1,167,187
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027*	1,780,000	1,708,800
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	420,000	428,400
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,145,000	1,150,725
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	655,000	447,856
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	410,000	423,325
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Bonds 8.00% due 02/15/2025*	270,000	197,100
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	479,000	404,755
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	940,000	961,150
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	310,000	314,263
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	555,000	535,575
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025	1,005,000	1,030,125
SRC Energy, Inc. Senior Notes 6.25% due 12/01/2025*	510,000	521,475
Tapstone Energy LLC/Tapstone Energy Finance Corp. Senior Notes 9.75% due 06/01/2022*	710,000	607,938
Ultra Resources, Inc. Company Guar. Notes 6.88% due 04/15/2022*	44,000	44,110
Ultra Resources, Inc. Company Guar. Notes 7.13% due 04/15/2025*	221,000	220,448
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. Company Guar. Notes 8.75% due 04/15/2023*	1,135,000	1,100,950
Whiting Petroleum Corp. Senior Notes 6.63% due 01/15/2026*	635,000	647,700

		13,564,969

Oil-Field Services — 0.4%
FTS International, Inc. FRS Senior Sec. Notes 9.09% (3 ML+7.50%) due 06/15/2020*	394,000	401,880
SESI LLC Company Guar. Notes 7.75% due 09/15/2024*	980,000	1,041,250

		1,443,130

Paper & Related Products — 0.1%
Mercer International, Inc. Senior Notes 5.50% due 01/15/2026*	355,000	360,325

Pipelines — 1.8%
American Midstream Partners LP/American Midstream Finance Corp. Company Guar. Notes 8.50% due 12/15/2021*	685,000	703,838
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	875,000	912,187
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	1,815,000	1,967,006
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 5.75% due 04/01/2025	415,000	428,488
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023	600,000	623,520
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023	285,000	282,863
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	571,000	628,100
NuStar Logistics LP Company Guar. Notes 5.63% due 04/28/2027	725,000	737,687

		6,283,689

Private Equity — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	1,120,000	1,134,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.38% due 12/15/2025*	925,000	925,092

		2,059,092

Publishing-Books — 0.3%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	1,025,000	1,012,188

Racetracks — 0.4%
Churchill Downs, Inc. Senior Notes 4.75% due 01/15/2028*	1,290,000	1,281,550

Radio — 0.2%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	835,000	865,269

Real Estate Investment Trusts — 1.8%
Corrections Corp. of America Company Guar. Notes 5.00% due 10/15/2022	615,000	642,675
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	780,000	787,800
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	715,000	718,575
iStar, Inc. Senior Notes 5.25% due 09/15/2022	595,000	598,719
iStar, Inc. Senior Notes 6.00% due 04/01/2022	730,000	755,550
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Senior Notes 4.50% due 01/15/2028*	645,000	632,100
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	280,000	298,200
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	590,000	601,062
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.38% due 03/01/2024	315,000	333,113
Uniti Group, Inc./CSL Capital LLC Company Guar. Notes 7.13% due 12/15/2024*	1,065,000	969,150

		6,336,944

Real Estate Operations & Development — 0.2%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	600,000	618,000

Retail-Apparel/Shoe — 0.2%
L Brands, Inc. Company Guar. Notes 6.88% due 11/01/2035	639,000	645,390

Retail-Automobile — 0.2%
Sonic Automotive, Inc. Company Guar. Notes 6.13% due 03/15/2027	800,000	794,000

Retail-Building Products — 0.2%
Beacon Escrow Corp. Company Guar. Notes 4.88% due 11/01/2025*	870,000	873,263

Retail-Convenience Store — 0.3%
Cumberland Farms, Inc. Senior Notes 6.75% due 05/01/2025*	925,000	980,500

Retail-Drug Store — 0.4%
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	1,135,000	1,024,337
Rite Aid Corp. Company Guar. Notes 6.75% due 06/15/2021	395,000	393,025

		1,417,362

Retail-Major Department Stores — 0.1%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	330,000	189,816

Retail-Propane Distribution — 0.4%
Ferrellgas LP/Ferrellgas Finance Corp. Company Guar. Notes 6.75% due 06/15/2023	585,000	536,737
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. Senior Notes 8.63% due 06/15/2020	570,000	485,925
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	555,000	549,450

		1,572,112

Retail-Restaurants — 0.3%
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	1,005,000	1,022,588

Rubber-Tires — 0.2%
Goodyear Tire & Rubber Co. Company Guar. Notes 4.88% due 03/15/2027	550,000	563,063

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(2)(4)(5)(6)	550,000	0

Schools — 0.1%
Laureate Education, Inc. Company Guar. Notes 8.25% due 05/01/2025*	390,000	413,400

Security Services — 0.8%
ADT Corp. Senior Sec. Notes 6.25% due 10/15/2021	845,000	925,275
Altegrity, Inc. Senior Sec. Notes 9.50% due 07/01/2019*	865,000	902,844
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 9.25% due 05/15/2023*	785,000	871,350

		2,699,469

Soap & Cleaning Preparation — 0.2%
Kronos Acquisition Holdings, Inc. Company Guar. Notes 9.00% due 08/15/2023*	940,000	878,900

Steel-Producers — 0.4%
AK Steel Corp. Company Guar. Notes 7.00% due 03/15/2027	745,000	758,037
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023	495,000	535,838

		1,293,875

Telecom Services — 0.1%
Qwest Corp. Senior Notes 7.25% due 09/15/2025	415,000	445,449

Telephone-Integrated — 0.7%
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	650,000	648,375
Frontier Communications Corp. Senior Notes 6.25% due 09/15/2021	495,000	351,450
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	990,000	748,687
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	580,000	569,299
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 01/15/2024	185,000	184,769

		2,502,580

Television — 0.1%
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	300,000	297,375

Wireless Equipment — 0.3%
ViaSat, Inc. Senior Notes 5.63% due 09/15/2025*	925,000	931,938

Total U.S. Corporate Bonds & Notes (cost $147,883,134)		148,396,466

FOREIGN CORPORATE BONDS & NOTES — 10.5%
Airlines — 0.3%
Latam Finance, Ltd. Company Guar. Notes 6.88% due 04/11/2024*	945,000	985,163

Auto/Truck Parts & Equipment-Original — 0.1%
Dana Financing Luxembourg SARL Company Guar. Notes 5.75% due 04/15/2025*	180,000	189,675
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	185,000	200,494

		390,169

Building & Construction Products-Misc. — 0.3%
James Hardie International Finance DAC Senior Notes 4.75% due 01/15/2025*	1,085,000	1,093,138
James Hardie International Finance DAC Senior Notes 5.00% due 01/15/2028*	200,000	201,500

		1,294,638

Cable/Satellite TV — 1.6%
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	1,390,000	1,330,925
Numericable-SFR SA Senior Sec. Notes 6.00% due 05/15/2022*	1,200,000	1,215,000
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,410,000	1,447,012
Telenet Finance Luxembourg Notes SARL Senior Sec. Notes 5.50% due 03/01/2028*	1,400,000	1,396,500
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	400,000	410,500

		5,799,937

Casino Services — 0.3%
Gateway Casinos & Entertainment, Ltd. Sec. Notes 8.25% due 03/01/2024*	940,000	1,005,800

Chemicals-Diversified — 0.6%
INEOS Group Holdings SA Company Guar. Notes 5.63% due 08/01/2024*	955,000	995,588
NOVA Chemicals Corp. Senior Notes 4.88% due 06/01/2024*	510,000	508,725
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	830,000	827,925

		2,332,238

Chemicals-Specialty — 0.3%
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	950,000	973,750

Containers-Metal/Glass — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*	365,000	374,581
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	1,320,000	1,389,300

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	260,000	283,075

		2,046,956

Cruise Lines — 0.3%
Viking Cruises, Ltd. Company Guar. Notes 5.88% due 09/15/2027*	1,115,000	1,134,513

Diversified Manufacturing Operations — 0.6%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	1,360,000	1,332,800
Bombardier, Inc. Senior Notes 7.50% due 12/01/2024*	670,000	680,050

		2,012,850

Food-Meat Products — 0.3%
MARB BondCo PLC Company Guar. Notes 7.00% due 03/15/2024*	940,000	943,525

Gambling (Non-Hotel) — 0.3%
International Game Technology PLC Senior Sec. Notes 6.25% due 02/15/2022*	900,000	969,750

Medical Products — 0.1%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	465,000	395,250

Medical-Biomedical/Gene — 0.1%
Concordia International Corp. Senior Sec. Notes 9.00% due 04/01/2022*	245,000	209,475

Medical-Drugs — 1.0%
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 5.50% due 11/01/2025*	1,125,000	1,144,687
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	1,280,000	1,187,200
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	815,000	745,725
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	185,000	197,950
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	330,000	343,926

		3,619,488

Metal-Aluminum — 0.3%
Rusal Capital DAC Company Guar. Notes 5.13% due 02/02/2022*	1,100,000	1,123,145

Metal-Diversified — 0.5%
Vedanta Resources PLC Senior Notes 6.13% due 08/09/2024*	380,000	387,737
Vedanta Resources PLC Senior Notes 6.38% due 07/30/2022*	405,000	422,739
Vedanta Resources PLC Senior Notes 8.25% due 06/07/2021*	800,000	884,000

		1,694,476

Oil & Gas Drilling — 0.3%
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	520,000	417,300
Transocean, Inc. Company Guar. Notes 7.50% due 01/15/2026*	335,000	343,057
Transocean, Inc. Company Guar. Notes 9.00% due 07/15/2023*	300,000	324,375

		1,084,732

Oil Companies-Exploration & Production — 0.7%
Geopark, Ltd. Senior Sec. Notes 6.50% due 09/21/2024*	935,000	959,039
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	725,000	715,937
Seven Generations Energy, Ltd. Company Guar. Notes 5.38% due 09/30/2025*	895,000	903,950

		2,578,926

Oil Companies-Integrated — 1.0%
Petrobras Global Finance BV Company Guar. Notes 5.30% due 01/27/2025*	706,000	708,118
Petrobras Global Finance BV Company Guar. Notes 6.00% due 01/27/2028*	753,000	754,882
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027	355,000	390,855
YPF SA Senior Notes 6.95% due 07/21/2027*	1,550,000	1,645,325

		3,499,180

Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	485,000	489,850
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024	140,000	148,750

		638,600

Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	165,000	169,538

Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	270,000	278,775

		448,313

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 6.26% due 01/15/2015†*(2)(4)(5)(6)	1,025,000	0

Steel-Producers — 0.1%
BlueScope Steel Finance, Ltd./BlueScope Steel Finance USA LLC Company Guar. Notes 6.50% due 05/15/2021*	490,000	510,825

Transport-Marine — 0.3%
Topaz Marine SA Company Guar. Notes 9.13% due 07/26/2022*	940,000	971,140

Transport-Services — 0.2%
JSL Europe SA Company Guar. Notes 7.75% due 07/26/2024*	755,000	799,356

Total Foreign Corporate Bonds & Notes (cost $37,661,197)		37,462,195

LOANS(7)(8)(9) — 49.1%
Advertising Services — 0.5%
Advantage Sales & Marketing, Inc. FRS 1st Lien 4.63% (3 ML+3.25%) due 07/23/2021	362,192	352,760
Advantage Sales & Marketing, Inc. FRS BTL-B2 4.63% (3 ML+3.25%) due 07/25/2021	601,975	586,298
Advantage Sales & Marketing, Inc. FRS 2nd Lien 7.88% (3 ML+6.50%) due 07/25/2022	758,000	694,834

		1,633,892

Aerospace/Defense-Equipment — 0.6%
Accudyne Industries Borrower SCA FRS BTL-B 5.32% (1 ML+3.75%) due 08/16/2024	1,177,050	1,183,487
TransDigm, Inc. FRS BTL-F 4.32% (1ML+2.75%) due 06/09/2023	308,327	308,687
TransDigm, Inc. FRS BTL-F 4.44% (3ML+2.75%) due 06/09/2023	160,851	161,039
TransDigm, Inc. FRS BTL-G 4.57% (1 ML+3.00%) due 08/22/2024	143,095	143,728
TransDigm, Inc. FRS BTL-G 4.69% (3 ML+3.00%) due 08/22/2024	488,730	490,893

		2,287,834

Applications Software — 0.3%
Impala Private Holdings II LLC FRS 1st Lien 5.70% (3 ML+4.00%) due 11/11/2024	1,035,000	1,028,014

Auto-Heavy Duty Trucks — 0.4%
Navistar International Corp. FRS 1st Lien 4.90% (1 ML+3.50%) due 11/01/2024	1,465,000	1,470,494

Auto/Truck Parts & Equipment-Original — 0.9%
Accuride Corp. FRS BTL-B 6.69% (3 ML+5.25%) due 11/17/2023	1,184,286	1,200,570
Federal-Mogul Holdings Corp. FRS BTL-C 5.23%-5.32% (1 ML+3.75%) due 04/15/2021	2,071,675	2,085,918

		3,286,488

Bicycle Manufacturing — 0.4%
SRAM LLC FRS BTL-B 4.63% (2 ML+3.25%) due 03/15/2024	804,928	809,959
SRAM LLC FRS BTL-B 4.69% (3ML+3.25%) due 03/15/2024	508,418	511,596
SRAM LLC FRS BTL-B 6.75% (USFRBPLR+2.25%) due 03/15/2024	21,964	22,101

		1,343,656

Bloodstock Services — 0.2%
NVA Holdings, Inc. FRS BTL-B2 5.19% (3 ML+3.50%) due 08/14/2021	369,703	372,014
NVA Holdings, Inc. FRS 2nd Lien 8.69% (3 ML+7.00%) due 08/14/2022	482,382	484,794

		856,808

Broadcast Services/Program — 1.3%
iHeartCommunications, Inc. FRS BTL-D-EXT 8.44% (3 ML+6.75%) due 01/30/2019	1,555,000	1,167,545
Nexstar Broadcasting, Inc. FRS BTL-B2 3.86% (1 ML+2.50%) due 01/17/2024	521,834	523,270
Univision Communications, Inc. FRS BTL 4.32% (1 ML+2.75%) due 03/15/2024	2,961,784	2,950,307

		4,641,122

Building & Construction Products-Misc. — 0.7%
CPG International, Inc. FRS BTL 5.59% (3 ML+3.75%) due 05/03/2024	1,487,538	1,494,046
Summit Materials LLC FRS BTL-B 3.82% (1 ML+2.25%) due 11/11/2024	1,000,000	1,005,000

		2,499,046

Building Products-Cement — 0.4%
Quikrete Holdings, Inc. FRS BTL-B 4.32% (1 ML+2.75%) due 11/15/2023	1,326,136	1,327,793

Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2011†(2)(5)	2,037,810	0

Cable/Satellite TV — 0.7%
Radiate Holdco LLC FRS BTL 4.57% (1 ML+3.00%) due 02/01/2024	924,442	916,739
UPC Financing Partnership FRS BTL 3.98% (1 ML+2.50%) due 01/15/2026	1,610,000	1,608,288

		2,525,027

Casino Hotels — 1.8%
Caesars Resort Collection LLC FRS BTL-B 4.34% (1 ML+2.75%) due 12/22/2024	3,635,000	3,649,540
CBAC Borrower LLC FRS BTL-B 5.35% (1 ML+4.00%) due 06/28/2024	708,225	714,127
CityCenter Holdings LLC FRS BTL-B 4.07% (1 ML+2.50%) due 04/18/2024	1,308,425	1,313,740
Golden Nugget, Inc. FRS BTL 4.66%-4.86% (2 ML+3.25%) due 10/04/2023	626,824	630,965

		6,308,372

Casino Services — 0.1%
Gateway Casinos & Entertainment, Ltd. FRS BTL-B1 5.44% (3 ML+3.75%) due 02/22/2023	512,425	516,749

Chemicals-Diversified — 0.2%
New Arclin US Holding Corp. FRS 1st Lien 5.94% (3 ML+4.25%) due 02/14/2024	427,850	431,594
Vantage Specialty Chemicals, Inc. FRS 1st Lien 5.37% (3 ML+4.00%) due 10/05/2024	100,000	100,625

		532,219

Chemicals-Other — 0.2%
Zep, Inc. FRS BTL 5.38% (3 ML+4.00%) due 08/12/2024	763,088	767,857

Chemicals-Specialty — 1.5%
Alpha 3 BV/Alpha US Bidco, Inc. FRS BTL-B1 4.69% (3 ML+3.00%) due 01/31/2024	467,650	470,134
Encapsys LLC FRS BTL-B 4.82% (1 ML+3.25%) due 11/07/2024	600,000	601,750
KMG Chemicals, Inc. FRS BTL-B 4.32% (1 ML+2.75%) due 06/15/2024	220,073	220,623
Kraton Polymers LLC FRS BTL 4.57% (1 ML+3.00%) due 01/06/2022	341,549	344,709
MacDermid, Inc. FRS BTL-B7 4.07% (1 ML+2.50%) due 06/07/2020	646,708	649,780
OMNOVA Solutions, Inc. FRS 2nd Lien 5.82% (1 ML+4.25%) due 08/28/2023	1,377,932	1,388,267
PQ Corp. FRS BTL 4.63% (3 ML+3.25%) due 11/04/2022	299,450	301,649
Tronox Blocked Brower LLC FRS Blocked Dollar 4.69% (3 ML+3.00%) due 09/22/2024	110,349	110,940
Tronox Finance LLC FRS Initial Dollar 4.69% (3 ML+3.00%) due 09/22/2024	254,651	256,015
Venator Materials Corp. FRS BTL-B 4.38% (3 ML+3.00%) due 08/08/2024	1,007,475	1,012,512

		5,356,379

Coal — 0.5%
Blackhawk Mining LLC FRS 1st Lien 11.39% (3 ML+10.00%) due 02/14/2022	770,873	655,242
Contura Energy, Inc. FRS BTL-B 6.63% (2 ML+5.00%) due 03/18/2024	1,107,788	1,093,940

		1,749,182

Commercial Services — 1.9%
Brand Energy & Infrastructure Services, Inc. FRS 1st Lien 5.61%-5.63% (3 ML+4.25%) due 06/21/2024	1,487,525	1,491,864
Brickman Group, Ltd. FRS BTL-B 4.38% (3 ML+3.00%) due 12/18/2020	739,793	743,286
Brickman Group, Ltd. FRS BTL-B 4.49% (1 ML+3.00%) due 12/18/2020	603,337	606,186
Brickman Group, Ltd. FRS 2nd Lien 7.99% (1 ML+6.50%) due 12/17/2021	363,234	364,337

CPI Acquisition, Inc. FRS BTL-B 5.96% (3 ML+4.50%) due 08/17/2022	2,470,685	1,778,893
PAE Holding Corp. FRS BTL-B 7.12% (2 ML+5.50%) due 10/20/2022	541,572	544,280
ServiceMaster Co. LLC FRS BTL-B 4.07% (1 ML+2.50%) due 11/08/2023	1,414,891	1,419,313

		6,948,159

Commercial Services & Supplies — 0.3%
Aramark Services, Inc. FRS BTL-B1 3.57% (1 ML+2.00%) due 03/11/2025	345,000	346,581
Element Materials Tech Group FRS BTL-B 5.19% (3 ML+3.50%) due 06/28/2024	755,000	758,146

		1,104,727

Computer Services — 0.5%
Presidio LLC FRS 1st Lien 4.59% (3 ML+3.25%) due 02/02/2022	481,300	482,417
Presidio LLC FRS 1st Lien 6.75% (USFRBPLR+2.25%) due 02/02/2022	4,210	4,220
Presidio, Inc. FRS BTL-B coupon TBD due 02/02/2024	170,000	170,425
Tempo Acquisition LLC FRS BTL-B 4.57% (1 ML+3.00%) due 05/01/2024	980,075	976,400

		1,633,462

Computer Software — 0.4%
Rackspace Hosting, Inc. FRS BTL-B 4.38% (3ML+3.00%) due 11/03/2023	1,246,375	1,245,164

Computers-Integrated Systems — 0.3%
Everi Payments, Inc. FRS BTL-B 4.98% (3 ML+3.50%) due 05/09/2024	1,149,225	1,152,098

Consumer Products-Misc. — 0.1%
Prestige Brands, Inc. FRS BTL-B4 4.32% (1 ML+2.75%) due 01/26/2024	422,817	425,158

Containers-Metal/Glass — 1.0%
Anchor Glass Container Corp. FRS 1st Lien 4.18%-4.32% (1 ML+2.75%) due 12/07/2023	586,095	585,362
Anchor Glass Container Corp. FRS 2nd Lien 9.18% (1 ML+7.75%) due 12/07/2024	796,000	803,960
Berlin Packaging LLC FRS BTL-B 4.62%-4.82% (1 ML+3.25%) due 10/01/2021	539,870	542,570
Berlin Packaging LLC FRS BTL-B 4.95% (3 ML+3.25%) due 10/01/2021	320,654	322,257
BWAY Corp. FRS BTL-B 4.60% (3 ML+3.25%) due 04/03/2024	1,263,650	1,267,994

		3,522,143

Containers-Paper/Plastic — 1.1%
Kloeckner Pentaplast of America, Inc. FRS BTL-B 5.94% (3 ML+4.25%) due 06/30/2022	1,965,075	1,983,497
Reynolds Group Holdings, Inc. FRS BTL-B 4.32% (1 ML+2.75%) due 02/05/2023	1,439,925	1,446,215
Tekni Plex, Inc. FRS BTL-B 4.67% (2 ML+3.25%) due 10/17/2024	350,000	351,531

		3,781,243

Cosmetics & Toiletries — 0.5%
Parfums Holding Co., Inc. FRS BTL 6.44% (3 ML+4.75%) due 06/30/2024	1,129,550	1,137,551
Revlon Consumer Products Corp. FRS BTL-B 5.07% (1 ML+3.50%) due 09/07/2023	625,251	465,812

		1,603,363

Data Processing/Management — 0.6%
First Data Corp. FRS 1st Lien 3.80% (1 ML+2.25%) due 04/26/2024	2,037,298	2,038,025

Diagnostic Equipment — 0.6%
Immucor, Inc. FRS BTL-B3 6.57% (1 ML+5.00%) due 06/15/2021	109,450	111,092
Ortho-Clinical Diagnostics, Inc. FRS BTL-B 5.44% (3 ML+3.75%) due 06/30/2021	2,035,539	2,038,401

		2,149,493

Dialysis Centers — 0.4%
U.S. Renal Care, Inc. FRS BTL 5.94% (3 ML+4.25%) due 12/31/2022	1,336,226	1,315,180

Direct Marketing — 0.3%
Red Ventures LLC FRS BTL-B 5.57% (1 ML+4.00%) due 11/08/2024	1,112,213	1,111,100

Disposable Medical Products — 0.2%
Sterigenics-Nordion Holdings LLC FRS BTL-B 4.57% (1 ML+3.00%) due 05/15/2022	664,568	664,291

Distribution/Wholesale — 1.3%
American Builders & Contractors Supply Co., Inc. FRS BTL-B1 4.07% (1 ML+2.50%) due 10/31/2023	1,126,567	1,130,909
Beacon Roofing Supply, Inc. FRS BTL-B coupon TBD due 01/02/2025	300,000	300,643
McJunkin Red Man Corp. FRS BTL-B 5.07% (1 ML+3.50%) due 09/20/2024	1,010,000	1,015,050
Spin Holdco, Inc. FRS BTL 5.15% (2 ML+3.75%) due 11/14/2022	1,166,919	1,174,504
Univar USA, Inc. FRS BTL-B3 4.07% (1ML+2.50%) due 07/01/2024	1,022,615	1,025,970

		4,647,076

Diversified Financial Services — 0.4%
NAB Holdings LLC FRS BTL-B 4.82% (1 ML+3.25%) due 07/01/2024	1,393,000	1,394,741

E-Commerce/Services — 0.1%
Hoya Midco LLC FRS BTL-B 5.49% (1 ML+4.00%) due 06/30/2024	517,400	516,106

Educational Software — 0.5%
Blackboard, Inc. FRS BTL-B4 6.35% (3 ML+5.00%) due 06/30/2021	1,892,426	1,871,726

Electric-Generation — 0.6%
APLP Holdings LP FRS BTL 5.07% (1 ML+3.50%) due 04/13/2023	1,095,429	1,103,644
TEX Operations Co. LLC FRS BTL-C 3.83% (3 ML+2.50%) due 08/04/2023	137,755	138,272
TEX Operations Co. LLC FRS BTL-B 3.83% (3 ML+2.50%) due 08/04/2023	159,106	159,703
TEX Operations Co. LLC FRS BTL-B 4.07% (1 ML+2.50%) due 08/04/2023	616,731	619,043
Vistra Operations Co. LLC FRS BTL-B 4.08% (3 ML+2.75%) due 12/14/2023	55,200	55,562
Vistra Operations Co. LLC FRS BTL-B 4.24% (1 ML+2.75%) due 12/14/2023	172,500	173,632

		2,249,856

Electric-Integrated — 1.1%
Dayton Power & Light Co. FRS BTL-B 4.82% (1 ML+3.25%) due 08/24/2022	152,460	152,937
Energy Future Intermediate Holding Co. LLC FRS DIP 4.50%-4.57% (1 ML+3.00%) due 06/30/2018	2,340,000	2,344,095
Talen Energy Supply LLC FRS BTL-B1 5.57% (1 ML+4.00%) due 07/15/2023	614,802	619,669
Talen Energy Supply LLC FRS BTL-B2 5.57% (1 ML+4.00%) due 04/15/2024	743,250	746,037

		3,862,738

Electronic Components-Misc. — 0.3%
Global Appliance, Inc. FRS BTL-B 5.57% (1 ML+4.00%) due 09/29/2024	1,042,388	1,060,629

Enterprise Software/Service — 1.7%
Applied Systems, Inc. FRS 1st Lien 4.94% (3 ML+3.25%) due 09/19/2024	179,550	181,271
Applied Systems, Inc. FRS 2nd Lien 8.69% (3 ML+7.00%) due 09/19/2025	205,000	211,919
BMC Software Finance, Inc. FRS 1st Lien 4.82% (1 ML+3.25%) due 09/10/2022	1,479,219	1,478,664
Kronos, Inc. FRS 1st Lien 4.90% (3 ML+3.50%) due 11/01/2023	2,205,762	2,219,658
Kronos, Inc. FRS 2nd Lien 9.63% (3 ML+8.25%) due 11/01/2024	440,000	456,060
Veritas US, Inc. FRS BTL-B 6.19% (3 ML+4.50%) due 01/27/2023	1,348,804	1,351,613

		5,899,185

Extended Service Contracts — 0.6%
Sedgwick Claims Management Services, Inc. FRS 1st Lien 4.32% (1 ML+2.75%) due 03/01/2021	1,123,305	1,121,339
Sedgwick Claims Management Services, Inc. FRS BTL 4.94% (3 ML+3.25%) due 03/01/2021	128,050	127,623
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 7.32% (1 ML+5.75%) due 02/28/2022	970,000	972,425

		2,221,387

Filtration/Separation Products — 0.1%
Filtration Group, Inc. FRS BTL-B 4.38% (3 ML+3.00%) due 11/21/2020	402,773	405,937

Finance-Auto Loans — 0.3%
Capital Automotive LP FRS 1st Lien 4.07% (1 ML+2.50%) due 03/24/2024	309,076	309,655
Capital Automotive LP FRS 2nd Lien 7.57% (1 ML+6.00%) due 03/24/2025	900,549	914,058

		1,223,713

Finance-Mortgage Loan/Banker — 0.7%
Walter Investment Management Corp. FRS BTL-B 5.32% (1 ML+3.75%) due 12/18/2020	2,713,554	2,586,921

Financial Guarantee Insurance — 0.2%
VF Holdings Corp. FRS BTL-B1 4.82% (1 ML+3.25%) due 06/30/2023	593,810	597,521

Food-Confectionery — 0.5%
Amplify Snack Brands, Inc. FRS 1st Lien 6.88% (1 ML+5.50%) due 09/02/2023	560,840	561,716
Hostess Brands LLC FRS BTL 3.82% (1 ML+2.25%) due 08/03/2022	1,049,946	1,050,165

		1,611,881

Food-Dairy Products — 0.5%
Chobani LLC FRS BTL-B 5.07% (1 ML+3.50%) due 10/09/2023	739,271	745,740
Milk Specialties Co. FRS BTL 5.69% (3 ML+4.00%) due 08/16/2023	994,413	1,001,456

		1,747,196

Food-Meat Products — 0.4%
JBS USA LLC FRS BTL-B 4.10% (3 ML+2.50%) due 10/30/2022	1,574,530	1,543,433

Food-Misc./Diversified — 0.2%
Dole Food Co., Inc. FRS BTL-B 4.13%-4.30% (1 ML+2.75%) due 04/06/2024	648,948	649,860
Dole Food Co., Inc. FRS BTL-B 4.44% (3 ML+2.75%) due 04/06/2024	27,400	27,439
Dole Food Co., Inc. FRS BTL-B 6.25% (USFRBPLR+1.75%) due 04/06/2024	90	90

		677,389

Food-Retail — 0.4%
Albertson’s LLC FRS BTL-B4 4.32% (1 ML+2.75%) due 08/25/2021	1,044,477	1,022,544
Albertson’s LLC FRS BTL-B5 4.67% (3 ML+3.00%) due 12/21/2022	463,164	453,683

		1,476,227

Gambling (Non-Hotel) — 0.4%
Greektown Holdings LLC FRS BTL 4.32% (1 ML+2.75%) due 03/21/2024	516,495	515,527
Mohegan Tribal Gaming Authority FRS BTL-B 5.57% (1 ML+4.00%) due 10/13/2023	820,011	825,135
Mohegan Tribal Gaming Authority FRS BTL-B 7.50% (USFRBPLR+3.00%) due 10/13/2023	21,489	21,624

		1,362,286

Health Care Providers & Services — 0.0%
Wink Holdco, Inc. FRS BTL 4.49% (3 ML+3.00%) due 11/01/2024	65,000	65,487

Hotels/Motels — 0.5%
Playa Resorts Holding BV FRS BTL-B 4.62% (3 ML+3.25%) due 04/05/2024	1,647,635	1,654,328

Housewares — 0.2%
Libbey Glass, Inc. FRS BTL-B 4.43% (1 ML+3.00%) due 04/09/2021	874,220	840,344

Human Resources — 0.2%
Team Health, Inc. FRS 1st Lien 4.32% (1 ML+2.75%) due 02/06/2024	580,811	565,202

Investment Companies — 0.7%
TKC Holdings, Inc. FRS BTL 5.67% (2 ML+4.25%) due 02/01/2023	1,682,686	1,693,728
UFC Holdings LLC FRS BTL-B 4.81% (1 ML+3.25%) due 08/18/2023	825,862	829,475

		2,523,203

Investment Management/Advisor Services — 0.5%
AlixPartners LLP FRS BTL-B 4.44% (3 ML+2.75%) due 04/04/2024	1,578,075	1,585,637
Focus Financial Partners LLC FRS 1st Lien 4.94% (3 ML+3.25%) due 07/03/2024	144,638	145,722

		1,731,359

Leisure Products — 0.1%
Hayward Industries, Inc. FRS BTL-B 5.07% (1 ML+3.50%) due 08/05/2024	379,050	379,761

Machinery-Construction & Mining — 0.1%
International Equipment Solutions LLC FRS BTL-B 7.19% (3ML+5.50%) due 08/15/2022	503,625	506,143

Machinery-General Industrial — 1.2%
Gardner Denver, Inc. FRS BTL-B1 4.44% (3 ML+2.75) due 07/30/2024	1,970,856	1,975,388
Husky Injection Molding Systems, Ltd. FRS BTL-B 4.82% (1 ML+3.25%) due 06/30/2021	1,435,839	1,442,220
Zodiac Pool Solutions LLC FRS BTL 5.69% (3 ML+4.00%) due 12/20/2023	1,014,769	1,019,209

		4,436,817

Machinery-Pumps — 0.4%
NN, Inc. FRS BTL 4.82% (1 ML+3.25%) due 03/22/2021	548,050	550,790

NN, Inc. FRS BTL-B 5.32% (1 ML+3.75%) due 10/19/2022	712,005	715,120

		1,265,910

Media — 0.3%
Sinclair Television Group, Inc. BTL-B1 coupon TBD due 12/12/2024	1,225,000	1,223,851

Medical Labs & Testing Services — 0.2%
Explorer Holdings, Inc. FRS BTL 5.13% (3 ML+3.75%) due 05/02/2023	263,662	265,969
Jaguar Holding Co. II FRS BTL 4.32% (1 ML+2.75%) due 08/18/2022	251,619	251,839
Jaguar Holding Co. II FRS BTL 4.44% (3 ML+2.75%) due 08/18/2022	278,673	278,917

		796,725

Medical Products — 0.2%
Greatbatch, Ltd. FRS BTL-B 4.66% (1 ML+3.25%) due 10/27/2022	601,502	605,638

Medical-Biomedical/Gene — 0.1%
Cryolife, Inc. FRS BTL-B 5.36% (1ML+4.00%) due 11/14/2024	490,000	488,775

Medical-Drugs — 0.9%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 5.88% (1 ML+4.25%) due 04/29/2024	771,125	774,705
HLF Financing SARL FRS BTL-B 7.07% (1 ML+5.50%) due 02/15/2023	537,938	536,593
Pharmerica Corp. FRS 1st Lien 4.90% (1 ML+3.50%) due 12/06/2024	785,000	788,140
Pharmerica Corp. FRS 2nd Lien 9.15% (1 ML+7.75%) due 12/06/2024	75,000	75,094
Valeant Pharmaceuticals International, Inc. FRS BTL-BF1 4.94% (1 ML+3.50%) due 04/01/2022	1,013,324	1,027,981

		3,202,513

Medical-Generic Drugs — 0.2%
Amneal Pharmaceuticals LLC FRS BTL-B2 5.19% (3 ML+3.50%) due 11/01/2019	664,330	666,822

Medical-HMO — 0.1%
MultiPlan, Inc. FRS BTL-B 4.69% (3 ML+3.00%) due 06/07/2023	383,856	384,396

Medical-Hospitals — 1.7%
Acadia Healthcare Co., Inc. FRS BTL-B2 4.14% (1 ML+2.75%) due 02/16/2023	595,423	598,152
Ardent Legacy Acquisitions, Inc. FRS BTL-B 7.07% (1 ML+5.50%) due 08/04/2021	486,063	484,240
CHS/Community Health Systems, Inc. FRS BTL-H 4.48% (3 ML+3.00%) due 01/27/2021	1,121,994	1,067,609
Envision Healthcare Corp. FRS BTL-C 4.57% (1 ML+3.00%) due 12/01/2023	1,772,732	1,774,948
Quorum Health Corp. FRS BTL 8.32% (1 ML+6.75%) due 04/29/2022	535,463	539,000
Select Medical Corp. FRS BTL-B 4.85% (3ML+3.50%) due 03/01/2021	952,487	962,607
Select Medical Corp. FRS BTL-B 7.00% (USFRBPLR+2.50%) due 03/01/2021	313	316
Surgery Center Holdings, Inc. FRS 1st Lien 4.82% (1 ML+3.25%) due 09/02/2024	733,163	724,304

		6,151,176

Medical-Outpatient/Home Medical — 0.2%
21st Century Oncology, Inc. FRS BTL-B 7.83% (3 ML+6.13%) due 04/30/2022(4)	363,039	337,626
Air Medical Group Holdings, Inc. FRS BTL-B coupon TBD due 09/07/2024	250,000	250,491
National Mentor Holdings, Inc. FRS BTL-B 4.69% (3 ML+3.00%) due 01/31/2021	137,708	138,454

		726,571

Non-Hazardous Waste Disposal — 0.2%
Wrangler Buyer Corp. FRS BTL-B 4.57% (1 ML+3.00%) due 09/27/2024	585,000	588,238

Oil & Gas Drilling — 0.5%
Paragon Offshore Finance Co. Escrow Loans 6.25% due 07/18/2021†(5)	2,157	0
Seadrill Operating LP FRS BTL-B 4.69% (3 ML+3.00%) due 02/21/2021	2,474,227	1,952,872

Oil Companies-Exploration & Production — 1.2%
California Resources Corp. FRS 1st Lien coupon TBD due 12/31/2022	650,000	651,625
Chesapeake Energy Corp. FRS BTL 8.95% (3 ML+7.50%) due 08/23/2021	181,000	192,313
Fieldwood Energy LLC FRS 1st Lien 8.69% (3 ML+7.00%) due 08/31/2020(13)	480,382	434,746
Fieldwood Energy LLC FRS 1st Lien 8.82% (3 ML+7.13%) due 09/30/2020(13)	128,766	88,849
Fieldwood Energy LLC FRS 2nd Lien 8.82% (3 ML+7.13%) due 09/30/2020(13)	211,234	72,348
Gavilan Resources LLC FRS 2nd Lien 7.46% (1 ML+6.00%) due 03/01/2024	470,000	464,712
Medallion Midland Acquisition LLC FRS 1st Lien 4.82% (1 ML+3.25%) due 10/30/2024	555,000	554,653
MEG Energy Corp. FRS BTL 5.20% (3 ML+3.50%) due 12/31/2023	1,146,968	1,147,326
Ultra Resources, Inc. FRS 1st Lien 4.41% (3 ML+3.00%) due 04/12/2024	705,000	703,457

		4,310,029

Oil Field Machinery & Equipment — 0.1%
Thermon Industries, Inc. FRS BTL-B 5.13% (1 ML+3.75%) due 10/24/2024	180,000	180,900

Oil-Field Services — 0.5%
Traverse Midstream Partner LLC FRS BTL 5.85% (3 ML+4.00%) due 09/27/2024	1,085,000	1,099,105
Weatherford International, Ltd. FRS BTL 3.87% (1 ML+2.30%) due 07/13/2020	725,806	709,476

		1,808,581

Pharmacy Services — 0.6%
Change Healthcare Holdings LLC FRS BTL-B 4.32% (1ML +2.75%) due 03/01/2024	1,970,113	1,972,268

Printing-Commercial — 0.3%
Fort Dearborn Co. FRS 1st Lien 5.34% (3ML+4.00%) due 10/19/2023	1,128,628	1,127,218
Fort Dearborn Co. FRS 1st Lien 5.38% (1ML +4.00%) due 10/19/2023	12,487	12,471

		1,139,689

Professional Sports — 0.6%
Delta 2 Luxembourg SARL FRS BTL-B3 4.57% (1 ML+3.00%) due 02/01/2024	2,025,000	2,034,281

Publishing-Books — 0.2%
McGraw-Hill Global Education Holdings LLC FRS BTL 5.57% (1 ML+4.00%) due 05/04/2022	866,800	864,091

Real Estate Investment Trusts — 0.3%
Uniti Group, Inc. FRS BTL 4.57% (1 ML+3.00%) due 10/24/2022	767,250	738,670
VICI Properties 1 LLC FRS BTL-B 3.78% (1 ML+2.25%) due 12/20/2024	390,000	390,081

		1,128,751

Real Estate Management/Services — 0.3%
DTZ US Borrower LLC FRS BTL-B 4.63%-4.94% (3 ML+3.25%) due 11/04/2021	1,098,434	1,082,938

Real Estate Operations & Development — 0.1%
Lightstone Generation LLC FRS BTL-B 6.07% (1 ML+4.50%) due 01/30/2024	410,837	412,223
Lightstone Generation LLC FRS BTL-C 6.07% (1 ML+4.50%) due 01/30/2024	26,087	26,175

		438,398

Research & Development — 0.1%
PAREXEL International Corp. FRS BTL-B 4.57% (1 ML+3.00%) due 09/27/2024	229,425	230,381

Retail-Arts & Crafts — 0.2%
Michaels Stores, Inc. FRS BTL-B1 4.21%-4.32% (1 ML+2.75%) due 01/30/2023	844,889	844,714

Retail-Auto Parts — 0.4%
Dragon Merger Sub LLC FRS 1st Lien 5.69% (3 ML+4.00%) due 07/24/2024	1,406,475	1,418,782

Retail-Bedding — 0.2%
Serta Simmons Bedding LLC FRS 1st Lien 4.84%-4.90% (3 ML+3.50%) due 11/08/2023	972,650	887,543

Retail-Building Products — 0.7%
84 Lumber Co. FRS BTL-B1 6.80% (1 ML+5.25%) due 10/25/2023	1,589,250	1,605,143
Siteone Landscape Supply, Inc. FRS 1st Lien 4.32% (1 ML+2.75%) due 04/29/2022	747,244	750,046

		2,355,189

Retail-Drug Store — 0.1%
Rite Aid Corp. FRS BTL-2 5.37% (1 WL+3.88%) due 06/21/2021	520,000	520,000

Retail-Major Department Stores — 0.2%
Neiman Marcus Group, Ltd. LLC FRS BTL 4.64% (1 ML+3.25%) due 10/25/2020	761,047	619,492

Retail-Misc./Diversified — 0.3%
Leslie’s Poolmart, Inc. FRS BTL-B 5.37% (2 ML+3.75%) due 08/16/2023	893,115	890,138

Retail-Office Supplies — 0.2%
Staples, Inc. FRS BTL 5.49% (2 ML+4.00%) due 09/12/2024	775,000	757,078

Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc. FRS BTL-B 4.57% (1 ML+3.00%) due 03/11/2022	574,275	459,420

Retail-Sporting Goods — 0.4%
Bass Pro Group LLC FRS BTL-B 6.57% (1 ML+5.00%) due 09/25/2024	1,311,713	1,303,923

Retail-Toy Stores — 0.1%
Toys R Us—Delaware, Inc. FRS DIP 8.32% (1ML+6.75%) due 01/22/2019	205,000	203,719

Rubber/Plastic Products — 0.6%
Gates Global LLC FRS BTL-B2 4.69% (3 ML+3.00%) due 04/01/2024	1,224,960	1,230,510
U.S. Farathane LLC FRS BLT-B4 5.19% (3 ML+3.50%) due 12/23/2021	1,055,663	1,058,302

		2,288,812

Schools — 0.7%
Laureate Education, Inc. FRS BTL-B 6.07% (1 ML+4.50%) due 04/26/2024	2,397,118	2,406,107
St. George’s University Scholastic Services LLC FRS BTL 5.82% (1ML+4.25%) due 07/06/2022	201,592	202,222

		2,608,329

Security Services — 0.2%
Garda World Security Corp. FRS BTL-B 4.97% (3 ML+3.50%) due 05/24/2024	493,023	494,871
Garda World Security Corp. FRS BTL-B 7.00% (USFRBPLR+2.50%) due 05/24/2024	1,242	1,247
Prime Security Services Borrower LLC FRS BTL-B1 4.32% (1 ML+2.75%) due 05/02/2022	287,829	289,679

		785,797

Soap & Cleaning Preparation — 0.3%
Diamond BC BV FRS BTL 4.42% (2 ML+3.00%) due 09/06/2024	1,105,000	1,107,376

Telecom Services — 1.1%
CenturyLink, Inc. FRS BTL-B 4.32% (1ML+2.75%) due 01/31/2025	775,000	746,767
Digicel International Finance, Ltd. FRS BTL-B 5.31% (1 ML+3.75%) due 05/28/2024	463,838	465,345
Securus Technologies Holdings, Inc. FRS 1st Lien 6.12% (2 ML+4.50%) due 11/01/2024	1,350,000	1,360,688
Securus Technologies Holdings, Inc. FRS 2nd Lien 9.87% (2 ML+8.25%) due 11/01/2025	670,000	675,862
West Corp. FRS BTL-B 5.35% (1ML+4.00%) due 10/10/2024	690,982	693,189

		3,941,851

Telecommunication Equipment — 0.3%
Global Tel*Link Corp. FRS 1st Lien 5.69% (3ML+4.00%) due 05/23/2020	957,241	959,035
Sorenson Communications, Inc. FRS BTL 8.00% (3 ML+5.75%) due 04/30/2020	99,485	99,858

		1,058,893

Television — 0.2%
Mission Broadcasting, Inc. FRS BTL-B2 3.86% (1 ML+2.50%) due 01/17/2024	65,877	66,058
Tribune Media Co. FRS BTL-B 4.57% (1 ML+3.00%) due 12/27/2020	53,618	53,618
Tribune Media Co. FRS BTL-C 4.57% (1 ML+3.00%) due 01/27/2024	668,275	668,831

		788,507

Theaters — 0.3%
CDS U.S. Intermediate Holdings, Inc. FRS BTL-B 5.44% (3ML+3.75) due 07/08/2022	1,235,696	1,226,042

Tools-Hand Held — 0.3%
Apex Tool Group LLC FRS BTL-B 4.82% (1 ML+3.25%) due 02/01/2020	1,091,919	1,088,165

Transport-Equipment & Leasing — 0.1%
Direct Chassislink, Inc. FRS 2nd Lien 5.64% (1ML+4.25) due 06/15/2023	225,000	228,375

Transport-Services — 0.1%
Transplace Holdings, Inc. FRS BTL 5.64% (1 ML+4.25%) due 10/07/2024	510,000	512,550

Total Loans (cost $176,129,270)		175,621,619

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.5%
Islamic Republic of Pakistan Senior Notes 6.88% due 12/05/2027*	815,000	817,140
Republic of Argentina Senior Notes 7.13% due 07/06/2036	755,000	818,043

Total Foreign Government Obligations (cost $1,571,087)		1,635,183

COMMON STOCKS — 0.4%
Electric-Generation — 0.1%
Vistra Energy Corp.†	27,942	511,897
Vistra Energy Corp. CVR†(2)(10)	27,942	25,148

		537,045

Multimedia — 0.0%
Haights Cross Communication, Inc.†(2)(5)	19,388	0

Oil Companies-Exploration & Production — 0.1%
Bonanza Creek Energy, Inc.†	5	138
Linn Energy, Inc.†	10,500	422,625

		422,763

Television — 0.2%
ION Media Networks, Inc.†(2)(5)(10)	660	558,123

Total Common Stocks (cost $2,084,573)		1,517,931

PREFERRED SECURITIES — 0.3%
Diversified Banking Institutions — 0.3%
GMAC Capital Trust I FRS Series 2 7.20% (3ML+5.79%) (cost $1,191,988)	46,500	1,206,675

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.0%
Banks-Commercial — 0.2%
Macquarie Bank, Ltd. 6.13% due 03/08/2027*(11)	675,000	701,156

Banks-Super Regional — 0.3%
KeyCorp 5.00% due 09/15/2026(11)	1,150,000	1,184,500

Diversified Banking Institutions — 0.3%
Citigroup, Inc. Series T 6.25% due 08/15/2026(11)	845,000	932,035

Insurance-Multi-line — 0.2%
Voya Financial, Inc. 5.65% due 05/15/2053	600,000	639,000

Total Preferred Securities/Capital Securities (cost $3,301,998)		3,456,691

Total Long-Term Investment Securities (cost $370,527,110)		370,012,576

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.21%(12) (cost $889,875)	889,875	889,875

TOTAL INVESTMENTS (cost $371,416,985)	103.8%	370,902,451
Liabilities in excess of other assets	(3.8)	(13,534,505)

NET ASSETS	100.0%	$357,367,946

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2017, the aggregate value of these securities was $113,440,694 representing 31.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(2)	Illiquid security. At December 31, 2017, the aggregate value of these securities was $595,780 representing 0.2% of net assets.

(3)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(4)	Company has filed for bankruptcy protection.

(5)	Securities classified as Level 3 (see Note 1).

(6)	Security in default of interest and principal at maturity.

(7)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(8)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

(10)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2017, the Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Vistra Energy Corp. CVR	10/06/2016	27,942	$—	$25,148	$0.90	0.01%
ION Media Networks, Inc.	12/21/2016	660	7	558,123	845.64	0.16

				$583,271		0.17%

(11)	Perpetual maturity - maturity date reflects the next call date.

(12)	The rate shown is the 7-day yield as of December 31, 2017.

(13)	Company has entered into a forbearance agreement under which consenting lenders extended the date by which specified payments otherwise would be due and payable to a sebsequent date, subject to certain conditions.

BTL — Bank Term Loan

CVR — Contingent Value Rights

DIP — Debtor-in-possession

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD Libor

1 WL — 1 Week USD Libor

2 ML — 2 Month USD Libor

3 ML — 3 Month USD Libor

USFRBPLR — US Federal Reserve Bank Prime Loan Rate

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$715,816	$—	$715,816
U.S. Corporate Bonds & Notes:
Rubber/Plastic Products	—	—	0	0
Other Industries	—	148,396,466	—	148,396,466
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	37,462,195	—	37,462,195
Loans:
Building-Residential/Commercial	—	—	0	0
Oil & Gas Drilling	—	—	0	0
Other Industries	—	175,621,619	—	175,621,619
Foreign Government Obiligations	—	1,635,183	—	1,635,183
Common Stocks:
Electric-Generation	511,897	25,148	—	537,045
Multimedia	—	—	0	0
Television	—	—	558,123	558,123
Other Industries	422,763	—	—	422,763
Preferred Securities	1,206,675	—	—	1,206,675
Preferred Securities/Capital Securities	—	3,456,691	—	3,456,691
Short-Term Investment Securities	889,875	—	—	889,875

Total Investments at Value	$3,031,210	$367,313,118	$558,123	$370,902,451

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

Notes to Financial Statements

Note 1. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s asset and liabilities classified in the fair value hierarchy as of December 31, 2017 is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the

Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the AIG Strategic Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

The following tables represent the value of derivatives held as of December 31, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the period ended December 31, 2017. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of December 31, 2017, please refer to each Fund’s Portfolio of Investments.

	Asset Derivatives	Liability Derivatives
	Foreign Exchange Contracts	Foreign Exchange Contracts
Fund	Foreign Forward Exchange Contracts(1)	Foreign Forward Exchange Contracts(2)
AIG Strategic Bond	$—	$519,070

(1)	Unrealized appreciation on forward foreign currency contracts.
(2)	Unrealized depreciation on forward foreign currency contracts.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 28, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 28, 2018